UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused ESG Emerging Markets Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Focused ESG International Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX

ANNUAL REPORT

APRIL 30, 2021

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	10
Schedules of Investments	30
Statements of Assets and Liabilities	74
Statements of Operations	78
Statements of Changes in Net Assets	82
Financial Highlights	93
Notes to Financial Statements	114
Report of Independent Registered Public Accounting Firm	138
Supplemental Information	140
Expense Examples	152

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

281 Brooks Street Laguna Beach California 92651 949.380.0200 wcminvest.com

Dear Fellow Shareholders,

We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and volatility that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles in letter form that aim to give you the basics of our philosophy, goals, strategies, and limitations.

It starts with our philosophical underpinnings. First and foremost is the idea that to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to actually go there.

Second, we observe that the best investors of history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.

Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that really drive the opportunity. Said negatively, more and more data does not a better investor make. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are counted among the best investors of history.

Fourth, managing to wealth preservation—losing less in the down periods—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”

So, how does all that play out in the portfolios?

First is how it impacts portfolio construction. Philosophical underpinning #1—thinking differently about building our global growth portfolios—drives us to a focused, best ideas approach. If you really believe you have a stock selection edge (see below), it makes no sense at all to dilute the portfolio with lower-conviction holdings.

Philosophical underpinning #2 is what drives us to partnering with great businesses for the long run. And in that partnering, it’s philosophical underpinning #3—keep it simple—that motivates our “bottom-up” quest to find “our” type of company, those that satisfy three simple requirements: a) they are on the threshold of a long growth runway, b) they exhibit a strengthening competitive advantage, and c) they possess and nurture a healthy culture that is aligned with—and propels—that competitive advantage. Consequently, our portfolios—almost by definition—display two distinctives: first, our holdings tend to be high quality, historically profitable businesses, and second, the portfolios have a bias toward healthcare, tech, consumer, and niche industrials, simply because there are many more of “our” types of companies among those sectors.

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So, these two ideas—a focused portfolio and quality businesses in growth sectors—translate into a portfolio construction difference that, in our opinion, explains a good portion of our funds’ historical excess return.

In fact, we refer to this as our “structural advantage”. It’s based on our belief that growing global consumer prosperity (a large-scale trend that should play out for several decades) means that these growth sectors, which are under-represented in most broad-based global indices, have been becoming—and in the long run, we believe, will inexorably become—larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology and healthcare. That’s where the growth is most likely to be. And that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.

But second, and most importantly, all four of our philosophical underpinnings support and inform our primary distinction: stock selection. The essential elements here are principally two: 1) competitive advantage (“moat”) dynamics (improving? deteriorating?), and 2) the role corporate culture plays in sustaining and strengthening that moat.

Then, with due respect to valuation, a portfolio of these competitively advantaged businesses is built using thoughtful, multi-factor diversification. This process, we believe, gives us the best chance of achieving our objective: long-term capital appreciation.

With that foundation laid, here is some context for the 30 April fiscal year.

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Since the advent of COrona VIrus Disease-2019 (“COVID-19”), and its ascent to pandemic classification by the World Health Organization last year, the funds’ fiscal year (1 May 2020 – 30 April 2021) witnessed a variety of responses to the situation, many with wide-ranging impacts on global economies and industries.

The contagious nature of the virus—coupled with its life-threatening physical effects—led to government-imposed travel restrictions and lockdowns. Businesses shut their doors, factories went dark, and consumers were isolating in their homes. Governments turned to stimulus packages—like the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) in the United States—to assist those who’d lost their incomes.

Equity markets reflected that stimulative backdrop, and stock prices climbed mostly higher despite tragic headlines of rising case counts and death tolls. As usual, there was no simple theme upon which you could hang your hat. That’s why we believe thoughtfully diversified portfolios, with good balance between defensive, secular, and cyclical holdings, are almost always your best chance of absolute and relative returns, especially in such turbulent times.

There was good medical progress in the latter part of our fiscal year. Rapid tests for COVID-19 were approved in August, and by September multiple vaccines entered Phase 3 trials. With the mid-December authorization for the Pfizer and Moderna vaccines, optimism for a world-wide economic re-opening process grew. When easing of pandemic-related restrictions started to materialize, markets began to hope for a cyclical rebound. That, in turn, is likely the main driver behind the last few months’ market rotations, such as “Value” outperforming “Growth”, low quality outperforming high quality (we use return on equity as a proxy for quality in this context), and small cap outperforming large cap.

Looking forward, it seems clear that COVID-19 and our responses have created supply chain disruptions across a wide range of goods and services, with demand outstripping supply in industries from lumber to semiconductors. Inflation, and attendant rising interest rates, will likely be an influential factor in FY2022.

We remain optimistic, but primarily because we remain steadfast in our commitment to owning businesses with expanding moats and complementary cultures, which we believe will continue to reward long-term investors.

Now to the specifics of our funds.

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The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) had an excellent fiscal year, returning 54.73% / 54.28%, respectively, for the 12 months ending 30 April 2021, while the benchmark for FIG, the MSCI ACWI ex USA Index, returned 42.98% for the same period. Attribution analysis reveals that the majority of the outperformance is due to stock selection.

From the sector allocation perspective, Information Technology (large overweight) was the strongest positive contributor to relative performance, followed by Consumer Staples (underweight) and Energy (underweight). On the other hand, Healthcare (large overweight) detracted from relative performance, as did Materials (large underweight) and Financials (large underweight).

For selection, holdings in Consumer Discretionary added the most relative to benchmark, followed by Healthcare and Industrials. Selection in Financials was the main detractor relative to benchmark, followed by Consumer Staples.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) completed its fiscal year with a strong positive return, 58.39% / 57.93%, respectively, for the year ending 30 April 2021. By comparison, FEM’s benchmark, the MSCI Emerging Markets Index, returned 48.71% for the fiscal year. Attribution analysis reveals that the majority of the outperformance is due to stock selection.

From the sector allocation perspective, Information Technology (overweight) was the strongest positive contributor to relative performance, followed by Financials (underweight) and Energy (underweight). On the other hand, Materials (large underweight) detracted from relative performance, as did Consumer Staples (large overweight) and Industrials (large overweight).

For selection, holdings in Consumer Discretionary added the most relative to benchmark, followed by Industrials and Communication Services. Selection in Information Technology was the main detractor relative to benchmark, followed by Materials.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) finished its fiscal year strongly positive, returning 50.89% / 50.55%, respectively, for the 12 months ending 30 April 2021. The benchmark for FGG, the MSCI ACWI Index, returned 45.75% over the same 12-month period. Attribution analysis reveals that the majority of the outperformance is due to stock selection.

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From a sector allocation perspective, Utilities (underweight) was the strongest positive contributor to relative performance, followed by Energy (underweight) and Information Technology (overweight). On the other hand, Healthcare (large overweight) detracted from relative performance, as did Consumer Discretionary (underweight) and Communication Services (large underweight).

For selection, Healthcare added the most relative to benchmark, followed by Consumer Discretionary and Information Technology. Selection in Materials was the main detractor relative to benchmark, followed by Financials and Real Estate.

The WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) delivered a robust positive return of 75.46% for the year ending 30 April 2021 outpacing the benchmark MSCI ACWI ex USA Small Cap Index, which returned 58.37% over the same period. Attribution analysis reveals that the majority of the outperformance is due to stock selection.

From a sector allocation perspective, Real Estate (large underweight) was the strongest positive contributor to relative performance, followed by Information Technology (large overweight) and Utilities (underweight). On the other hand, Materials (underweight) detracted from relative performance, as did Consumer Staples (large overweight) and Consumer Discretionary (large underweight).

With selection, Information Technology added the most relative to benchmark, followed by Industrials and Financials. Selection in Consumer Discretionary was the main detractor relative to benchmark, followed by Communication Services.

The WCM Small Cap Growth Fund (“SCG”; Institutional Class Symbol WCMLX, Investor Class symbol WCMNX) delivered a return of 71.84% / 71.37%, respectively, for the year ending 30 April 2021, compared to SCG’s benchmark, the Russell 2000 Growth Index, at 69.15%. Analysis reveals that the majority of the outperformance is attributable to sector allocation.

From the sector allocation perspective, Consumer Discretionary (underweight) was the strongest positive contributor to relative performance, followed by Utilities (underweight) and Industrials (overweight). On the other hand, Consumer Staples (overweight) detracted from relative return, as did Energy (underweight) and Information Technology (overweight).

5

Looking at stock selection, Healthcare added the most relative to benchmark, followed by Financials and Consumer Staples. Selection in Industrials was the main detractor relative to benchmark, followed by Consumer Discretionary and Real Estate.

The WCM Focused Small Cap Fund (“FSC”; Institutional Class Symbol WCMFX, Investor Class Symbol WCMJX) delivered a fiscal-year return of 57.44% / 57.07%, respectively, but underperformed FSC’s benchmark, the Russell 2000 Value Index, which returned 78.96% in the same period. Attribution analysis reveals that the majority of our underperformance is due to stock selection.

From a sector allocation perspective, Utilities (underweight) was the strongest positive contributor to relative performance, followed by Financials (large underweight) and Industrials (large overweight). On the other hand, Consumer Discretionary (large underweight) detracted from relative performance, as did Materials (large underweight) and Consumer Staples (large underweight).

Looking at stock selection, Financials added the most relative to benchmark, followed by Real Estate and Consumer Staples. Selection in Industrials was the main detractor relative to benchmark, followed by Consumer Discretionary and Healthcare.

The WCM China Quality Growth Fund (“CQG”; Institutional Class symbol WCMCX, Investor Class symbol WCQGX) registered a strong positive return of 74.20% / 73.73%, respectively, outpacing CQG’s benchmark, the MSCI China All Shares Index, which delivered 39.97% for the 12-month period ending 30 April 2021. Analysis reveals that the majority of the outperformance is attributable to stock selection.

From a sector allocation perspective, Financials (large underweight) was the largest positive contributor to relative performance, followed by Real Estate (no exposure) and Consumer Staples (large overweight). On the other hand, Materials (underweight) detracted from relative performance, as did Communication Services (underweight) and Information Technology (overweight).

Looking at stock selection, Communication Services added the most relative to benchmark, followed by Industrials and Healthcare. There were no detractors vis-à-vis selection for the year ending 30 April 2021.

6

The WCM Focused ESG Emerging Markets Fund (“EEM”; Institutional Class Symbol WCMDX, Investor Class symbol WCMUX) returned 41.73% / 41.48%, respectively, compared to its benchmark, the MSCI EM Index, which delivered 48.71% for the 12-month period ending 30 April 2021.

From a sector allocation perspective, Utilities (underweight) was the strongest positive contributor to relative performance, followed by Energy (underweight) and Consumer Discretionary (underweight). On the other hand, Information Technology (large underweight) detracted from relative performance, as did Consumer Staples (overweight) and Materials (underweight).

Looking at stock selection, Industrials added the most relative to benchmark, followed by Consumer Discretionary and Consumer Staples. Selection in Healthcare was the main detractor relative to benchmark, followed by Information Technology and Materials.

The WCM Focused ESG International Fund (“EIC”; Institutional Class symbol WCMMX, Investor Class symbol WESGX) returned 38.83% / 38.49%, respectively, while its benchmark, the MSCI ACWI ex USA Index, returned 42.98% for the 12-month period ending 30 April 2021.

From a sector allocation perspective, Information Technology (large overweight) was the strongest positive contributor to relative performance, followed by Utilities (underweight) and Energy (underweight). On the other hand, Materials (underweight) detracted from relative performance, as did Industrials (large underweight) and Healthcare (overweight).

Looking at stock selection, Healthcare added the most relative to benchmark, followed by Consumer Staples and Industrials. Selection in Financials was the main detractor relative to benchmark, followed by Consumer Discretionary and Real Estate.

The WCM Focused International Value Fund (“FIV”; Institutional Class symbol WCMVX, Investor Class symbol WLIVX) launched on 29 June 2020. In the ten months since launch, the fund returned 42.40% / 42.20%, respectively, compared to its benchmark, the MSCI ACWI ex USA Index, which delivered 32.86% over the same period (through 30 April 2021). Attribution analysis reveals that the majority of the outperformance is due to stock selection.

7

From the sector allocation perspective, Consumer Staples (large underweight) was the strongest positive contributor to relative performance, followed by Consumer Discretionary (overweight) and Industrials (large overweight). On the other hand, Healthcare (large overweight) detracted from relative performance, as did Materials (underweight).

With selection, Healthcare added the most relative to benchmark, followed by Industrials and Information Technology. Conversely, selection in Financials was the main detractor relative to benchmark, followed by Materials and Energy.

The WCM Focused International Opportunities Fund (“FIO”; Institutional Class symbol WCMOX, Investor Class symbol WCFOX) launched on 30 March 2021. In its first month, the fund returned 8.60% / 8.50%, respectively, compared to its benchmark, the MSCI ACWI ex USA Index, which delivered 2.68%. Attribution analysis reveals that the majority of the outperformance is due to stock selection.

From the sector allocation perspective, Information Technology (large overweight) was the strongest positive contributor to relative performance, followed by Energy (large underweight) and Utilities (underweight). On the other hand, Materials (large underweight) detracted from relative performance, as did Industrials (large overweight) and Consumer Discretionary (overweight).

With selection, Consumer Discretionary added the most relative to benchmark, followed by Healthcare and Information Technology. Conversely, selection in Consumer Staples was the main detractor relative to benchmark, followed by Communication Services and Materials.

Thank you for your confidence and trust,

WCM Investment Management

4 June 2021

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IMPORTANT INFORMATION

Performance data quoted represents past performance and is no guarantee of future results and includes the reinvestment of all dividends and income.

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The MSCI ACWI ex USA Index captures large-cap and mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large-cap and mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 23 Emerging Markets (EM) countries. With 833 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small-cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. The MSCI China All Shares Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

The views in this report were those of the Fund managers as of the date this report was written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

9

WCM Focused International Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	54.28%	17.98%	12.38%	8/31/11
Institutional Class shares	54.73%	18.26%	11.48%	5/31/11
MSCI ACWI ex USA Index	42.98%	9.83%	5.08%	5/31/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.26% and 1.04%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

10

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	57.93%	16.91%	9.71%	6/28/13
Institutional Class shares	58.39%	17.03%	9.84%	6/28/13
MSCI EM Index	48.71%	12.50%	7.14%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.69% and 1.49%, respectively, and for the Institutional Class shares were 1.45% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

11

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

12

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	50.55%	19.60%	15.93%	6/28/13
Institutional Class shares	50.89%	19.87%	16.18%	6/28/13
MSCI ACWI Index	45.75%	13.85%	11.16%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.50% and 1.28%, respectively, and the Institutional Class shares were 1.27% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

13

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

14

WCM International Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	75.46%	25.15%	23.33%	11/30/15
MSCI ACWI ex USA Small Cap Index	58.37%	10.79%	10.64%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 1.79% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

15

WCM Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Growth Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	71.37%	36.11%	10/30/19
Institutional Class shares	71.84%	36.45%	10/30/19
Russell 2000 Growth Index	69.15%	34.11%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 10.10% and 1.50%, respectively, and the Institutional Class shares were 9.85% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

16

WCM Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

17

WCM Focused Small Cap Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Value Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	57.07%	13.60%	10/30/19
Institutional Class shares	57.44%	13.97%	10/30/19
Russell 2000 Value Index	78.96%	22.74%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 15.49% and 1.25%, respectively, and the Institutional Class shares were 15.24% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Prior to July 1, 2020, the Fund’s annual operating expense limits were 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

18

WCM Focused Small Cap Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

19

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI China All Shares Index (MSCI CASI) and MSCI China Index (MSCI CI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	73.73%	76.57%	3/31/20
Institutional Class shares	74.20%	77.01%	3/31/20
MSCI China All Shares Index	39.97%	44.73%	3/31/20
MSCI China Index	36.96%	41.51%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 18.03% and 1.50%, respectively, and the Institutional Class shares were 17.78% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

20

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

21

WCM Focused ESG Emerging Markets Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EMI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	41.48%	50.48%	3/31/20
Institutional Class shares	41.73%	50.86%	3/31/20
MSCI Emerging Markets Index	48.71%	56.47%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 71.17% and 1.54% and the Institutional Class shares were 70.93% and 1.29%, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

22

WCM Focused ESG Emerging Markets Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

23

WCM Focused ESG International Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	38.49%	46.68%	3/31/20
Institutional Class shares	38.83%	47.01%	3/31/20
MSCI ACWI ex USA Index	42.98%	48.86%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 69.33% and 1.53% and the Institutional Class shares were 69.08% and 1.28%, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

24

WCM Focused ESG International Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

25

WCM Focused International Value Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2021	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	34.02%	42.20%	6/29/20
Institutional Class shares	34.09%	42.40%	6/29/20
MSCI ACWI ex USA Index	27.40%	32.86%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.74% and 1.50%, respectively, and the Institutional Class shares were 1.49% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current period ended April 30, 2021 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

26

WCM Focused International Value Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

27

WCM Focused International Opportunities Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI ACWI ex USA Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2021	1 Month	Since Inception (Cumulative)	Inception Date
Investor Class shares	8.18%	8.50%	3/30/21
Institutional Class shares	8.28%	8.60%	3/30/21
MSCI ACWI ex USA Index	2.94%	2.68%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2020. For the Fund’s current period ended April 30, 2021 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

28

WCM Focused International Opportunities Fund

FUND PERFORMANCE at April 30, 2021 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

29

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 97.3%
	ARGENTINA — 3.2%
501,141	MercadoLibre, Inc.*	$787,282,488
	AUSTRALIA — 3.5%
4,043,289	CSL Ltd.	844,627,841
	BRAZIL — 1.6%
105,666,400	Magazine Luiza S.A.	389,627,951
	CANADA — 9.7%
2,614,860	Canadian Pacific Railway Ltd.	975,682,712
1,959,000	Lululemon Athletica, Inc.*	656,793,930
623,438	Shopify, Inc.*	737,221,669
		2,369,698,311
	CHINA — 7.3%
23,699,430	Shenzhou International Group Holdings Ltd.	521,360,306
8,504,030	Tencent Holdings Ltd.	678,379,494
42,197,874	Wuxi Biologics Cayman, Inc.*	592,361,389
		1,792,101,189
	DENMARK — 3.9%
4,221,220	DSV PANALPINA A/S	940,446,924
	FRANCE — 6.4%
1,450,182	LVMH Moet Hennessy Louis Vuitton S.E.	1,092,460,909
2,343,692	Pernod Ricard S.A.	481,301,018
		1,573,761,927
	HONG KONG — 3.7%
70,261,400	AIA Group Ltd.	891,792,806
	INDIA — 2.8%
9,585,677	HDFC Bank Ltd. - ADR*	673,681,379
	IRELAND — 7.5%
2,499,401	Accenture PLC - Class A	724,751,308
19,750,379	Experian PLC	761,394,703
1,625,800	ICON PLC*	352,717,310
		1,838,863,321
	ITALY — 2.8%
3,237,511	Ferrari N.V.	693,508,095

30

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 5.1%
1,360,433	Keyence Corp.	$653,080,051
3,381,600	Lasertec Corp.	595,462,058
		1,248,542,109
	NETHERLANDS — 5.9%
231,334	Adyen N.V.*	569,316,728
1,340,557	ASML Holding N.V.	868,814,992
		1,438,131,720
	SPAIN — 2.3%
8,161,393	Amadeus IT Group S.A.*	555,757,700
	SWEDEN — 5.4%
10,732,170	Atlas Copco A.B. - A Shares	650,795,640
3,341,465	Evolution Gaming Group A.B.	659,630,634
		1,310,426,274
	SWITZERLAND — 10.8%
9,014,679	Alcon, Inc.*	677,062,307
970,245	Lonza Group A.G.	616,764,976
5,206,542	Nestle S.A.	621,266,505
2,425,729	Sika A.G.	724,434,816
		2,639,528,604
	TAIWAN — 4.2%
8,877,285	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,036,334,251
	UNITED STATES — 11.2%
1,872,534	Aon PLC - Class A	470,829,949
741,842	EPAM Systems, Inc.*	339,578,175
495,586	Mettler-Toledo International, Inc.*	650,863,006
3,727,200	ResMed, Inc.	700,601,784
2,746,539	STERIS PLC	579,574,660
		2,741,447,574
	TOTAL COMMON STOCKS
	(Cost $15,378,898,308)	23,765,560,464

31

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$711,659,839	UMB Money Market II Special, 0.01%[1]	$711,659,839
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $711,659,839)	711,659,839
	TOTAL INVESTMENTS — 100.2%
	(Cost $16,090,558,147)	24,477,220,303
	Liabilities in Excess of Other Assets — (0.2)%	(47,848,050)
	TOTAL NET ASSETS — 100.0%	$24,429,372,253

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

32

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	25.3%
Health Care	20.5%
Consumer Discretionary	19.7%
Industrials	13.2%
Financials	8.3%
Consumer Staples	4.5%
Materials	3.0%
Communications	2.8%
Total Common Stocks	97.3%
Short-Term Investments	2.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

33

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 96.1%
	ARGENTINA — 3.6%
120,329	Globant S.A.*	$27,577,000
32,191	MercadoLibre, Inc.*	50,571,417
		78,148,417
	BRAZIL — 5.6%
8,876,850	Hapvida Participacoes e Investimentos S.A.	23,597,083
2,192,965	Lojas Renner S.A.	16,309,675
7,588,700	Magazine Luiza S.A.	27,982,117
1,802,180	Notre Dame Intermedica Participacoes S.A.	26,962,532
672,290	XP, Inc.*	26,622,684
		121,474,091
	CHINA — 33.2%
490,888	Alibaba Group Holding Ltd. - ADR*	113,370,584
9,606,330	China Mengniu Dairy Co Ltd.*	51,413,739
3,998,587	Guangzhou GRG Metrology & Test Co., Ltd. - Class A	22,279,263
1,583,875	Hundsun Technologies, Inc. - Class A	22,398,658
8,768,000	Kingdee International Software Group Co Ltd.*	28,874,305
5,557,000	Li Ning Co Ltd.	45,098,562
8,513,000	Linklogis, Inc. - Class B*,1	26,302,428
909,305	Meituan - Class B*	34,802,801
4,828,676	Offcn Education Technology Co., Ltd. - Class A	18,957,599
3,151,449	Shandong Pharmaceutical Glass Co., Ltd. - Class A	19,909,473
2,949,420	Shenzhou International Group Holdings Ltd.	64,883,861
467,215	Silergy Corp.	48,020,581
2,636,136	Sinoseal Holding Co., Ltd. - Class A	15,197,244
1,380,534	Tencent Holdings Ltd.	110,127,311
10,663,415	TravelSky Technology Ltd. - Class H	23,330,665
730,635	Wuliangye Yibin Co., Ltd. - Class A	32,017,393
1,906,469	WuXi AppTec Co., Ltd. - Class H	44,917,816
		721,902,283
	GERMANY — 1.1%
156,781	Delivery Hero S.E.*	24,871,087
	HONG KONG — 7.0%
6,001,446	AIA Group Ltd.	76,173,352
4,154,885	Techtronic Industries Co., Ltd.	75,388,981
		151,562,333
	INDIA — 10.2%
507,907	Asian Paints Ltd.	17,366,548
497,911	Avenue Supermarts Ltd.*	19,152,489

34

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
854,518	Divi's Laboratories Ltd.*	$46,819,951
733,246	HDFC Bank Ltd. - ADR*	51,532,529
1,633,262	Kotak Mahindra Bank Ltd.*	38,455,118
667,597	WNS Holdings Ltd. - ADR*	48,354,051
		221,680,686
	INDONESIA — 1.4%
13,351,475	Bank Central Asia Tbk P.T.	29,556,964
	MEXICO — 3.8%
4,719,851	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	29,348,494
170,250	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR*	28,959,525
7,776,889	Wal-Mart de Mexico S.A.B. de C.V.	25,457,151
		83,765,170
	PERU — 0.8%
149,942	Credicorp Ltd.	17,903,075
	POLAND — 0.9%
308,730	Dino Polska S.A.*	20,030,098
	RUSSIA — 5.0%
12,763,345	Moscow Exchange MICEX-RTS PJSC	30,031,599
1,217,696	Yandex N.V. - Class A*	79,819,973
		109,851,572
	SOUTH AFRICA — 2.2%
271,699	Capitec Bank Holdings Ltd.*	27,847,157
1,151,435	Clicks Group Ltd.	19,229,619
		47,076,776
	SOUTH KOREA — 4.0%
364,095	Douzone Bizon Co., Ltd.	27,511,799
17,370	LG Household & Health Care Ltd.	23,990,212
107,635	NAVER Corp.	34,660,844
		86,162,855
	TAIWAN — 9.8%
871,060	Airtac International Group	36,354,741
8,386,000	Taiwan Semiconductor Manufacturing Co., Ltd.	176,606,014
		212,960,755
35

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.4%
7,682,430	Airports of Thailand PCL	$15,269,081
24,536,765	Bangkok Dusit Medical Services PCL	17,089,882
10,019,600	CP ALL PCL*	20,101,594
		52,460,557
	UNITED KINGDOM — 2.1%
663,777	Wizz Air Holdings PLC*	44,924,163
	UNITED STATES — 2.9%
136,221	EPAM Systems, Inc.*	62,355,163
	VIETNAM — 0.1%
351,023	Vietnam Dairy Products JSC	1,420,416
	TOTAL COMMON STOCKS
	(Cost $1,868,538,507)	2,088,106,461
	PARTICIPATION CERTIFICATES — 1.6%
	CHINA — 1.6%
689,200	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)1	34,442,425
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $35,425,068)	34,442,425

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$49,465,080	UMB Money Market II Special, 0.01%[2]	49,465,080
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $49,465,080)	49,465,080
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,953,428,655)	2,172,013,966
	Liabilities in Excess of Other Assets — (0.0)%	(441,918)
	TOTAL NET ASSETS — 100.0%	$2,171,572,048

ADR – American Depository Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $60,744,853, which represents 2.80% of total net assets of the Fund.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

36

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.6%
Consumer Discretionary	17.1%
Financials	13.7%
Industrials	11.6%
Communications	11.5%
Consumer Staples	9.8%
Health Care	7.4%
Materials	2.4%
Total Common Stocks	96.1%
Participation Certificates
Technology	1.6%
Total Participation Certificates	1.6%
Short-Term Investments	2.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

37

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 98.0%
	ARGENTINA — 3.7%
11,567	MercadoLibre, Inc.*	$18,171,526
	AUSTRALIA — 1.2%
28,957	CSL Ltd.	6,049,008
	BRAZIL — 1.6%
2,137,200	Magazine Luiza S.A.	7,880,583
	CANADA — 7.6%
89,596	Canadian National Railway Co.	9,645,009
22,624	Lululemon Athletica, Inc.*	7,585,149
16,640	Shopify, Inc.*	19,676,966
		36,907,124
	CHINA — 5.6%
194,000	Tencent Holdings Ltd.	15,475,677
863,436	Wuxi Biologics Cayman, Inc.*	12,120,662
		27,596,339
	FRANCE — 5.8%
24,895	LVMH Moet Hennessy Louis Vuitton S.E.	18,754,070
47,370	Pernod Ricard S.A.	9,727,912
		28,481,982
	HONG KONG — 2.2%
837,400	AIA Group Ltd.	10,628,699
	INDIA — 2.4%
165,747	HDFC Bank Ltd. - ADR*	11,648,699
	ITALY — 1.8%
41,636	Ferrari N.V.	8,918,859
	JAPAN — 1.9%
19,410	Keyence Corp.	9,317,830
	NETHERLANDS — 2.4%
4,825	Adyen N.V.*	11,874,403
	SWEDEN — 5.1%
183,002	Atlas Copco A.B. - A Shares	11,097,188
38

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
68,935	Evolution Gaming Group A.B.	$13,608,294
		24,705,482
	SWITZERLAND — 1.6%
102,828	Alcon, Inc.*	7,723,066
	TAIWAN — 3.3%
138,038	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	16,114,556
	UNITED STATES — 51.8%
219,627	Amphenol Corp. - Class A	14,789,682
127,286	Church & Dwight Co., Inc.	10,913,502
23,544	Costco Wholesale Corp.	8,760,487
48,633	Ecolab, Inc.	10,899,628
18,797	Fair Isaac Corp.*	9,800,944
89,273	First Republic Bank	16,358,384
170,002	Graco, Inc.	13,056,154
75,212	HEICO Corp. - Class A	9,497,771
8,318	Mettler-Toledo International, Inc.*	10,924,196
22,504	MSCI, Inc.	10,931,768
97,364	NIKE, Inc. - Class B	12,912,414
40,332	Old Dominion Freight Line, Inc.	10,397,993
17,472	ServiceNow, Inc.*	8,847,297
70,743	Sherwin-Williams Co.	19,374,385
95,285	Stryker Corp.	25,024,699
36,978	Synopsys, Inc.*	9,135,785
34,692	Thermo Fisher Scientific, Inc.	16,313,219
69,726	Visa, Inc. - Class A	16,285,205
58,564	West Pharmaceutical Services, Inc.	19,239,445
		253,462,958
	TOTAL COMMON STOCKS
	(Cost $353,041,132)	479,481,114
39

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.8%
$13,752,325	UMB Money Market II Special, 0.01%[1]	$13,752,325
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,752,325)	13,752,325
	TOTAL INVESTMENTS — 100.8%
	(Cost $366,793,457)	493,233,439
	Liabilities in Excess of Other Assets — (0.8)%	(3,782,647)
	TOTAL NET ASSETS — 100.0%	$489,450,792

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

40

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	21.0%
Health Care	19.9%
Consumer Discretionary	17.9%
Industrials	15.9%
Financials	7.9%
Materials	6.2%
Consumer Staples	6.0%
Communications	3.2%
Total Common Stocks	98.0%
Short-Term Investments	2.8%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

41

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 95.8%
	ARGENTINA — 0.7%
23,986	Globant S.A.*	$5,497,111
	AUSTRALIA — 1.7%
1,253,835	Nanosonics Ltd.*	5,811,531
1,175,879	Zip Co., Ltd.*	7,226,117
		13,037,648
	BELGIUM — 0.7%
231,436	Unifiedpost Group S.A.*	5,152,915
	BRAZIL — 3.7%
446,158	Azul S.A. - ADR*	9,494,242
5,334,118	Empreendimentos Pague Menos S/A*	9,426,839
1,927,110	Grupo SBF S.A.*	9,234,490
		28,155,571
	CANADA — 6.5%
266,505	CAE, Inc.	8,347,252
65,295	Cargojet, Inc.	9,614,173
190,015	Descartes Systems Group, Inc.*	12,154,962
147,385	Docebo, Inc.*	7,818,887
75,116	FirstService Corp.	12,201,156
		50,136,430
	CHINA — 0.3%
433,001	Sinoseal Holding Co., Ltd. - Class A	2,496,237
	DENMARK — 4.6%
33,181	ALK-Abello A/S*	14,369,245
172,858	Royal Unibrew A/S	21,114,758
		35,484,003
	FAROE ISLANDS — 1.8%
172,059	Bakkafrost P/F	13,631,527
	FINLAND — 1.6%
103,974	QT Group Oyj*	12,300,694
	FRANCE — 1.3%
47,611	SOITEC*	9,614,051
42

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 3.7%
165,845	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	$16,283,873
12,748	Hypoport S.E.*	7,682,307
59,656	Mensch und Maschine Software S.E.	4,412,572
		28,378,752
	INDIA — 7.1%
380,668	Computer Age Management Services Ltd.	11,921,212
866,364	CreditAccess Grameen Ltd.*	6,947,291
2,733,976	Indian Energy Exchange Ltd.	13,648,731
1,227,117	Syngene International Ltd.*	9,152,195
173,232	WNS Holdings Ltd. - ADR*	12,547,194
		54,216,623
	INDONESIA — 1.1%
36,027,410	Bank BTPN Syariah Tbk P.T.	8,137,558
	ISRAEL — 0.2%
30,170	NEOGAMES S.A.*	1,481,045
	ITALY — 1.5%
216,371	Interpump Group S.p.A.	11,517,060
	JAPAN — 12.7%
26,300	AI inside, Inc.*	7,254,342
67,365	BayCurrent Consulting, Inc.	18,369,887
148,200	Bengo4.com, Inc.*	12,599,384
72,870	Freee KK*	6,144,387
45,800	GMO Financial Gate, Inc.	7,516,654
59,860	Hennge KK*	4,245,353
285,560	Japan Elevator Service Holdings Co., Ltd.	5,730,544
336,440	Kobe Bussan Co., Ltd.	8,987,732
145,900	Media Do Co., Ltd.	7,644,887
314,700	Oisix ra daichi, Inc.*	8,533,266
269,900	Plaid, Inc.*	10,908,436
		97,934,872
	MALTA — 3.1%
204,875	Kambi Group PLC*	10,322,287
792,102	Kindred Group PLC*	13,632,976
		23,955,263
	NETHERLANDS — 5.6%
157,889	BE Semiconductor Industries NV	12,751,539
43

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
66,677	IMCD N.V.	$9,684,486
1,576,534	Meltwater Holding B.V.*	10,170,330
142,582	Topicus.com, Inc.*	10,671,611
		43,277,966
	NORWAY — 1.0%
6,043,928	Mercell Holding A.S.*	7,696,496
	POLAND — 1.0%
407,667	InPost S.A.*	7,768,120
	RUSSIA — 1.5%
276,743	HeadHunter Group PLC - ADR	11,371,370
	SPAIN — 0.2%
40,631	Fluidra S.A.	1,411,681
	SWEDEN — 10.4%
248,415	Avanza Bank Holding A.B.	8,916,868
467,614	Hemnet Group A.B.*	8,837,913
560,883	Nordnet A.B. publ	10,537,758
367,826	Sdiptech A.B. - Class B*	16,494,991
161,853	Sectra A.B. - B Shares*	11,548,683
131,761	SwedenCare A.B.	8,529,227
327,256	Vitec Software Group A.B.	15,447,812
		80,313,252
	SWITZERLAND — 7.8%
21,802	Bachem Holding A.G.	11,067,751
945,441	Global Blue Group Holding A.G.*	9,700,225
160,133	PolyPeptide Group A.G.*,1	14,070,594
22,624	Tecan Group A.G.	11,023,751
28,233	VAT Group AG	8,061,895
18,840	Zur Rose Group A.G.*	6,269,852
		60,194,068
	TAIWAN — 4.1%
183,585	Airtac International Group	7,662,142
141,000	ASPEED Technology, Inc.	10,524,958
1,206,000	Universal Vision Biotechnology Co., Ltd.	13,293,623
		31,480,723
44

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 10.8%
254,305	Avon Rubber PLC	$11,652,865
287,002	Diploma PLC	11,361,966
1,314,562	IntegraFin Holdings PLC	10,196,252
638,840	Softcat PLC	16,912,806
888,574	Team17 Group PLC*	9,510,356
1,561,453	Trainline PLC*	9,835,364
199,786	Wizz Air Holdings PLC*	13,521,437
		82,991,046
	VIETNAM — 1.1%
2,358,900	FPT Corp.	8,230,275
	TOTAL COMMON STOCKS
	(Cost $616,126,268)	735,862,357

Principal Amount
	SHORT-TERM INVESTMENTS — 6.1%
$47,015,931	UMB Money Market II Special, 0.01%[2]	47,015,931
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $47,015,931)	47,015,931
	TOTAL INVESTMENTS — 101.9%
	(Cost $663,142,199)	782,878,288
	Liabilities in Excess of Other Assets — (1.9)%	(14,381,855)
	TOTAL NET ASSETS — 100.0%	$768,496,433

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,070,594, which represents 1.83% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

45

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.3%
Industrials	16.0%
Health Care	13.9%
Consumer Staples	8.8%
Financials	7.4%
Communications	6.8%
Consumer Discretionary	6.6%
Utilities	1.8%
Real Estate	1.6%
Materials	1.6%
Total Common Stocks	95.8%
Short-Term Investments	6.1%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

46

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 88.8%
	CONSUMER DISCRETIONARY — 12.6%
5,395	Axon Enterprise, Inc.*	$817,936
11,441	Boot Barn Holdings, Inc.*	807,048
10,213	Brunswick Corp.	1,094,119
9,559	Caesars Entertainment, Inc.*	935,253
27,680	Callaway Golf Co.	801,336
5,185	Marriott Vacations Worldwide Corp.*	921,011
12,059	Planet Fitness, Inc. - Class A*	1,012,835
6,026	Wingstop, Inc.	954,579
		7,344,117
	CONSUMER STAPLES — 5.0%
4,628	Casey's General Stores, Inc.	1,028,295
5,044	Helen of Troy Ltd.*	1,065,343
14,328	Performance Food Group Co.*	841,054
		2,934,692
	FINANCIALS — 4.3%
11,282	Pinnacle Financial Partners, Inc.	988,754
4,747	Primerica, Inc.	758,428
11,740	ServisFirst Bancshares, Inc.	742,438
		2,489,620
	HEALTH CARE — 25.6%
27,036	AdaptHealth Corp. - Class A*	785,666
5,986	Arrowhead Pharmaceuticals, Inc.*	435,541
10,830	AtriCure, Inc.*	834,668
5,034	Axsome Therapeutics, Inc.*	304,356
5,641	Biohaven Pharmaceutical Holding Co., Ltd.*	423,639
7,518	Bridgebio Pharma, Inc.*	420,407
6,383	Fate Therapeutics, Inc.*	557,810
8,317	Glaukos Corp.*	783,129
9,264	Halozyme Therapeutics, Inc.*	462,737
10,937	Insmed, Inc.*	368,905
10,344	Iovance Biotherapeutics, Inc.*	325,215
3,833	LHC Group, Inc.*	798,299
2,054	Ligand Pharmaceuticals, Inc. - Class B*	299,658
14,378	Merit Medical Systems, Inc.*	914,441
1,711	Mirati Therapeutics, Inc.*	284,402
8,388	NanoString Technologies, Inc.*	668,272
7,174	Natera, Inc.*	789,284
14,148	NuVasive, Inc.*	1,010,875
12,961	Pacific Biosciences of California, Inc.*	386,886
5,024	Phathom Pharmaceuticals, Inc.*	193,524
47

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,915	Reata Pharmaceuticals, Inc. - Class A*	$295,581
2,914	Repligen Corp.*	616,923
6,645	Rocket Pharmaceuticals, Inc.*	304,607
4,094	Shockwave Medical, Inc.*	669,205
14,084	Surgery Partners, Inc.*	678,849
4,997	Tandem Diabetes Care, Inc.*	459,224
3,722	Turning Point Therapeutics, Inc.*	283,728
4,993	Ultragenyx Pharmaceutical, Inc.*	557,419
		14,913,250
	INDUSTRIALS — 12.0%
14,195	Alaska Air Group, Inc.*	981,442
9,702	CryoPort, Inc.*	548,842
6,870	John Bean Technologies Corp.	998,761
11,294	Mercury Systems, Inc.*	849,761
7,006	Tetra Tech, Inc.	894,176
10,450	Timken Co.	876,441
3,714	TopBuild Corp.*	825,919
8,119	Woodward, Inc.	1,014,956
		6,990,298
	MATERIALS — 6.1%
17,602	Avient Corp.	893,654
9,919	Ingevity Corp.*	774,476
5,053	Trex Co., Inc.*	545,673
15,651	UFP Industries, Inc.	1,315,310
		3,529,113
	REAL ESTATE — 1.5%
15,624	Rexford Industrial Realty, Inc. - REIT	867,913
	TECHNOLOGY — 21.7%
18,512	1Life Healthcare, Inc.*	805,457
25,552	ACI Worldwide, Inc.*	965,355
5,454	Blackline, Inc.*	632,991
5,367	Euronet Worldwide, Inc.*	769,789
15,448	LivePerson, Inc.*	844,233
15,689	MACOM Technology Solutions Holdings, Inc.*	888,154
6,339	MAXIMUS, Inc.	580,906
18,897	Medallia, Inc.*	557,273
6,529	Proofpoint, Inc.*	1,123,706
7,867	Q2 Holdings, Inc.*	818,325
8,173	Science Applications International Corp.	730,830
48

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
11,284	Semtech Corp.*	$764,378
9,575	Sprout Social, Inc. - Class A*	634,727
18,487	Upland Software, Inc.*	916,216
3,697	WEX, Inc.*	758,661
11,551	WNS Holdings Ltd. - ADR*	836,639
		12,627,640
	TOTAL COMMON STOCKS
	(Cost $39,619,834)	51,696,643

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$1,802,635	UMB Money Market II Special, 0.01%[1]	1,802,635
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,802,635)	1,802,635
	TOTAL INVESTMENTS — 91.9%
	(Cost $41,422,469)	53,499,278
	Other Assets in Excess of Liabilities — 8.1%	4,743,215
	TOTAL NET ASSETS — 100.0%	$58,242,493

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

49

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	25.6%
Technology	21.7%
Consumer Discretionary	12.6%
Industrials	12.0%
Materials	6.1%
Consumer Staples	5.0%
Financials	4.3%
Real Estate	1.5%
Total Common Stocks	88.8%
Short-Term Investments	3.1%
Total Investments	91.9%
Other Assets in Excess of Liabilities	8.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

50

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 88.0%
	COMMUNICATIONS — 1.6%
129,700	Hemisphere Media Group, Inc. - Class A*	$1,584,934
	CONSUMER DISCRETIONARY — 19.5%
18,300	American Woodmark Corp.*	1,820,118
26,700	America's Car-Mart, Inc.*	4,027,161
66,100	Beacon Roofing Supply, Inc.*	3,723,413
22,500	Dorman Products, Inc.*	2,231,550
43,400	ePlus, Inc.*	4,355,624
44,300	Wyndham Hotels & Resorts, Inc.	3,238,773
		19,396,639
	CONSUMER STAPLES — 4.9%
37,800	Grocery Outlet Holding Corp.*	1,526,742
45,700	Inter Parfums, Inc.	3,363,520
		4,890,262
	ENERGY — 2.8%
30,600	EnerSys	2,802,348
	FINANCIALS — 12.7%
16,000	Enstar Group Ltd.*	4,018,880
104,100	Focus Financial Partners, Inc. - Class A*	4,898,946
13,400	Virtus Investment Partners, Inc.	3,664,364
		12,582,190
	HEALTH CARE — 2.9%
27,600	Addus HomeCare Corp.*	2,920,080
	INDUSTRIALS — 24.1%
51,681	BrightView Holdings, Inc.*	926,640
8,600	Chase Corp.	1,018,584
39,000	Crane Co.	3,668,340
25,900	EMCOR Group, Inc.	3,102,820
80,100	Healthcare Services Group, Inc.	2,398,995
17,200	Landstar System, Inc.	2,963,216
68,200	SP Plus Corp.*	2,341,306
49,500	U.S. Ecology, Inc.*	2,101,770
18,300	UniFirst Corp.	4,102,677
24,800	Vectrus, Inc.*	1,298,280
		23,922,628
	MATERIALS — 3.1%
142,500	Element Solutions, Inc.	3,117,900
51

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 5.3%
27,800	Jones Lang LaSalle, Inc.*	$5,223,899
	TECHNOLOGY — 11.1%
30,500	Cass Information Systems, Inc.	1,399,645
21,500	CMC Materials, Inc.	3,943,745
19,600	Manhattan Associates, Inc.*	2,689,904
221,600	Verra Mobility Corp.*	2,978,304
		11,011,598
	TOTAL COMMON STOCKS
	(Cost $64,662,707)	87,452,478

Principal Amount
	SHORT-TERM INVESTMENTS — 11.3%
$11,249,382	UMB Money Market II Special, 0.01%[1]	11,249,382
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,249,382)	11,249,382
	TOTAL INVESTMENTS — 99.3%
	(Cost $75,912,089)	98,701,860
	Other Assets in Excess of Liabilities — 0.7%	726,731
	TOTAL NET ASSETS — 100.0%	$99,428,591

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

52

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	24.1%
Consumer Discretionary	19.5%
Financials	12.7%
Technology	11.1%
Real Estate	5.3%
Consumer Staples	4.9%
Materials	3.1%
Health Care	2.9%
Energy	2.8%
Communications	1.6%
Total Common Stocks	88.0%
Short-Term Investments	11.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

53

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 93.7%
	CHINA — 82.3%
5,304	Alibaba Group Holding Ltd. - ADR*	$1,224,959
19,500	Angel Yeast Co., Ltd. - Class A	176,249
5,100	Asymchem Laboratories Tianjin Co., Ltd. - Class A	258,246
15,200	AVIC Jonhon Optronic Technology Co., Ltd. - Class A	159,731
8,190	Beijing United Information Technology Co., Ltd. - Class A	164,909
5,100	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	153,024
93,500	China Mengniu Dairy Co Ltd.*	500,418
51,173	Guangzhou GRG Metrology & Test Co., Ltd. - Class A	285,125
6,000	Hangzhou Tigermed Consulting Co., Ltd. - Class A	144,450
18,400	Hongfa Technology Co., Ltd. - Class A	158,315
18,900	Hundsun Technologies, Inc. - Class A	267,278
17,530	Jafron Biomedical Co., Ltd. - Class A	260,575
20,487	Jinyu Bio-Technology Co., Ltd. - Class A	68,896
55,600	Kingdee International Software Group Co Ltd.*	183,099
9,200	Kuaishou Technology*,1	311,491
1,000	Kweichow Moutai Co., Ltd. - Class A	308,942
56,500	Li Ning Co Ltd.	458,533
113,000	Linklogis, Inc. - Class B*,1	349,134
8,560	Meituan - Class B*	327,626
38,900	Offcn Education Technology Co., Ltd. - Class A	152,723
44,700	Ping An Insurance Group Co. of China Ltd. - Class H	487,328
3,100	Sangfor Technologies, Inc. - Class A	130,651
19,500	Shandong Pharmaceutical Glass Co., Ltd. - Class A	123,192
26,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	202,611
33,800	Shenzhou International Group Holdings Ltd.	743,561
3,720	Silergy Corp.	382,343
24,600	Sinoseal Holding Co., Ltd. - Class A	141,818
15,350	Tencent Holdings Ltd.	1,224,493
17,200	Toly Bread Co., Ltd. - Class A	130,541
40,900	Tongdao Liepin Group*	137,162
143,400	TravelSky Technology Ltd. - Class H	313,747
7,200	Wuliangye Yibin Co., Ltd. - Class A	315,514
16,770	WuXi AppTec Co., Ltd. - Class H	395,114
30,500	Wuxi Biologics Cayman, Inc.*	428,150
40,310	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	132,874
13,100	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	148,263
		11,351,085
	HONG KONG — 9.9%
53,351	AIA Group Ltd.	677,157
37,700	Techtronic Industries Co., Ltd.	684,054
		1,361,211
54

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.5%
4,900	Airtac International Group	$204,507
	TOTAL COMMON STOCKS
	(Cost $11,151,104)	12,916,803
	PARTICIPATION CERTIFICATES — 2.7%
	CHINA — 2.7%
43,000	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	123,023
5,100	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	254,870
		377,893
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $390,447)	377,893

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$506,730	UMB Money Market II Special, 0.01%[2]	506,730
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $506,730)	506,730
	TOTAL INVESTMENTS — 100.1%
	(Cost $12,048,281)	13,801,426
	Liabilities in Excess of Other Assets — (0.1)%	(19,912)
	TOTAL NET ASSETS — 100.0%	$13,781,514

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,038,518, which represents 7.54% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

55

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.2%
Health Care	12.4%
Communications	12.1%
Technology	11.8%
Industrials	11.8%
Consumer Staples	10.4%
Financials	9.6%
Materials	3.4%
Total Common Stocks	93.7%
Participation Certificates
Technology	1.8%
Health Care	0.9%
Total Participation Certificates	2.7%
Short-Term Investments	3.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

56

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 90.7%
	ARGENTINA — 3.4%
33	MercadoLibre, Inc.*	$51,842
	CANADA — 1.0%
690	First Quantum Minerals Ltd.	15,903
	CHINA — 18.0%
398	Alibaba Group Holding Ltd. - ADR*	91,918
800	Autobio Diagnostics Co., Ltd. - Class A	15,070
310	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	8,093
1,400	Glodon Co., Ltd. - Class A	15,740
345	KE Holdings, Inc. - ADR*	17,957
15,800	Shenzhen Airport Co., Ltd. - Class A	20,782
1,300	Tencent Holdings Ltd.	103,703
		273,263
	GERMANY — 3.4%
324	Delivery Hero S.E.*	51,398
	HONG KONG — 5.5%
6,614	AIA Group Ltd.	83,948
	INDIA — 9.2%
224	Asian Paints Ltd.	7,659
548	HDFC Bank Ltd. - ADR*	38,513
1,772	ICICI Bank Ltd. - ADR*	28,884
253	Maruti Suzuki India Ltd.	22,012
1,023	Tata Consultancy Services Ltd.	41,865
		138,933
	INDONESIA — 4.5%
6,386	Bank Central Asia Tbk P.T.	14,137
247,132	Telkom Indonesia Persero Tbk P.T.	54,603
		68,740
	JAPAN — 1.6%
620	Unicharm Corp.	24,100
	MEXICO — 5.0%
3,296	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	33,883
11,442	Megacable Holdings S.A.B. de C.V.	41,860
		75,743
57

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.5%
320	Credicorp Ltd.	$38,208
	SINGAPORE — 2.9%
2,177	United Overseas Bank Ltd.	43,392
	SOUTH AFRICA — 1.8%
7,010	Sanlam Ltd.	27,064
	SWEDEN — 3.6%
1,725	Lundin Energy A.B.	55,024
	TAIWAN — 7.9%
1,031	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	120,359
	UNITED KINGDOM — 10.1%
581	AstraZeneca PLC	61,843
2,099	Mondi PLC	56,973
499	Wizz Air Holdings PLC*	33,772
		152,588
	UNITED STATES — 7.1%
189	American Tower Corp. - REIT	48,152
80	Mastercard, Inc. - Class A	30,565
220	NIKE, Inc. - Class B	29,176
		107,893
	VIETNAM — 3.2%
12,074	Vietnam Dairy Products JSC	48,857
	TOTAL COMMON STOCKS
	(Cost $1,122,850)	1,377,255
58

WCM Focused ESG Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 9.8%
$148,487	UMB Money Market II Special, 0.01%[1]	$148,487
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $148,487)	148,487
	TOTAL INVESTMENTS — 100.5%
	(Cost $1,271,337)	1,525,742
	Liabilities in Excess of Other Assets — (0.5)%	(7,668)
	TOTAL NET ASSETS — 100.0%	$1,518,074

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

59

WCM Focused ESG Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.1%
Communications	16.6%
Technology	13.7%
Consumer Discretionary	12.8%
Industrials	5.8%
Consumer Staples	5.3%
Materials	5.3%
Health Care	5.1%
Real Estate	4.4%
Energy	3.6%
Total Common Stocks	90.7%
Short-Term Investments	9.8%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

60

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 93.1%
	ARGENTINA — 1.5%
26	MercadoLibre, Inc.*	$40,846
	CANADA — 3.7%
1,282	First Quantum Minerals Ltd.	29,547
538	Intact Financial Corp.	71,509
		101,056
	CHINA — 6.6%
353	Alibaba Group Holding Ltd. - ADR*	81,526
1,255	Tencent Holdings Ltd.	100,113
		181,639
	DENMARK — 4.0%
1,122	Novo Nordisk A/S - Class B	82,767
413	Novozymes A/S - Class B	29,291
		112,058
	GERMANY — 2.9%
155	adidas A.G.*	47,872
205	Delivery Hero S.E.*	32,520
		80,392
	HONG KONG — 4.3%
9,480	AIA Group Ltd.	120,325
	INDIA — 1.7%
669	HDFC Bank Ltd. - ADR*	47,017
	INDONESIA — 1.8%
227,900	Telkom Indonesia Persero Tbk P.T.	50,353
	IRELAND — 4.5%
429	Accenture PLC - Class A	124,397
	JAPAN — 4.8%
349	Cosmos Pharmaceutical Corp.	50,091
1,795	Subaru Corp.	33,375
1,255	Unicharm Corp.	48,783
		132,249
	MEXICO — 3.0%
3,877	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	39,855
61

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
12,014	Megacable Holdings S.A.B. de C.V.	$43,953
		83,808
	NETHERLANDS — 1.9%
4	Adyen N.V.*	9,844
64	ASML Holding N.V.	41,478
		51,322
	PERU — 2.1%
493	Credicorp Ltd.	58,864
	SINGAPORE — 3.0%
4,113	United Overseas Bank Ltd.	81,980
	SWEDEN — 3.9%
3,404	Lundin Energy A.B.	108,580
	SWITZERLAND — 2.2%
812	Alcon, Inc.*	61,249
	TAIWAN — 5.5%
1,316	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	153,630
	UNITED KINGDOM — 18.9%
2,542	AstraZeneca PLC - ADR	134,904
7,118	Barratt Developments PLC	75,893
3,563	Compass Group PLC*	77,509
3,962	Mondi PLC	107,541
1,482	Unilever PLC - ADR	87,023
615	Wizz Air Holdings PLC*	41,623
		524,493
	UNITED STATES — 14.9%
357	American Tower Corp. - REIT	90,953
515	Aon PLC - Class A	129,492
71	Equinix, Inc. - REIT	51,174
214	Mastercard, Inc. - Class A	81,761
124	Thermo Fisher Scientific, Inc.	58,308
		411,688
62

WCM Focused ESG International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.9%
12,784	Vietnam Dairy Products JSC	$51,731
	TOTAL COMMON STOCKS
	(Cost $2,281,198)	2,577,677
	EXCHANGE-TRADED FUNDS — 1.2%
840	iShares MSCI India ETF	34,457
	Exchange-Traded Funds
	(Cost $27,554)	34,457

Principal Amount
	SHORT-TERM INVESTMENTS — 10.5%
$289,733	UMB Money Market II Special, 0.01%[1]	289,733
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $289,733)	289,733
	TOTAL INVESTMENTS — 104.8%
	(Cost $2,598,485)	2,901,867
	Liabilities in Excess of Other Assets — (4.8)%	(133,851)
	TOTAL NET ASSETS — 100.0%	$2,768,016

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

63

WCM Focused ESG International Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.4%
Technology	14.9%
Health Care	12.2%
Consumer Discretionary	10.1%
Consumer Staples	8.6%
Communications	8.2%
Materials	6.0%
Industrials	5.7%
Real Estate	5.1%
Energy	3.9%
Total Common Stocks	93.1%
Exchange-Traded Funds	1.2%
Short-Term Investments	10.5%
Total Investments	104.8%
Liabilities in Excess of Other Assets	(4.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

64

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 97.1%
	AUSTRIA — 1.8%
285	Mayr Melnhof Karton A.G.	$59,138
	BELGIUM — 5.4%
1,135	D'ieteren S.A.	123,237
650	KBC Group N.V.*	50,431
		173,668
	BERMUDA — 1.9%
1,601	Bank of NT Butterfield & Son Ltd.	62,791
	CANADA — 8.8%
1,920	Brookfield Asset Management, Inc. - Class A	87,513
2,760	CAE, Inc.	86,443
695	CGI, Inc.*	61,480
1,066	Open Text Corp.	50,209
		285,645
	CHINA — 3.7%
230	Alibaba Group Holding Ltd. - ADR*	53,119
310	Baidu, Inc. - ADR*	65,202
		118,321
	GERMANY — 10.1%
300	Hannover Rueck S.E.	55,397
645	KION Group A.G.	64,270
505	Merck KGaA	88,718
250	MTU Aero Engines A.G.	63,087
210	Volkswagen A.G.	54,674
		326,146
	HONG KONG — 4.8%
4,370	AIA Group Ltd.	55,466
5,440	Techtronic Industries Co., Ltd.	98,707
		154,173
	INDONESIA — 1.1%
132,000	Bank Rakyat Indonesia Persero Tbk P.T.	36,938
	IRELAND — 6.4%
345	ICON PLC*	74,848
479	Medtronic PLC	62,710
65

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
406	Trane Technologies PLC	$70,575
		208,133
	ISRAEL — 2.9%
10,000	Israel Discount Bank Ltd. - Class A	45,015
207	Nice Ltd. - ADR*	49,935
		94,950
	JAPAN — 17.7%
700	Advantest Corp.	66,174
1,100	Bandai Namco Holdings, Inc.	80,719
1,100	FUJIFILM Holdings Corp.	71,253
2,500	Olympus Corp.	51,454
1,073	Sony Group Corp. - ADR	107,472
1,300	Square Enix Holdings Co., Ltd.	72,085
170	Tokyo Electron Ltd.	77,212
900	TOTO Ltd.	46,791
		573,160
	MEXICO — 3.1%
857	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	42,618
10,400	Grupo Financiero Banorte S.A.B. de C.V. - Class O	59,170
		101,788
	NETHERLANDS — 4.1%
400	Koninklijke DSM N.V.	71,718
1,084	Koninklijke Philips N.V.*	61,398
		133,116
	NORWAY — 1.3%
1,750	Mowi A.S.A.	43,173
	RUSSIA — 2.6%
5,300	Sberbank of Russia PJSC - ADR	83,439
	SWEDEN — 5.2%
885	Atlas Copco A.B. - A Shares	53,666
3,360	Getinge A.B. - B Shares	113,638
		167,304
	SWITZERLAND — 4.8%
358	Chubb Ltd.	61,429
140	Roche Holding A.G.	45,660
66

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
364	TE Connectivity Ltd.	$48,947
		156,036
	TAIWAN — 2.0%
546	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	63,740
	THAILAND — 1.0%
25,000	PTT PCL	32,000
	UNITED KINGDOM — 5.7%
2,320	RELX PLC - ADR	60,506
1,531	Smith & Nephew PLC - ADR	66,093
880	Wizz Air Holdings PLC*	59,558
		186,157
	UNITED STATES — 2.7%
422	Helen of Troy Ltd.*	89,131
	TOTAL COMMON STOCKS
	(Cost $2,693,827)	3,148,947

Principal Amount
	SHORT-TERM INVESTMENTS — 4.2%
$134,728	UMB Money Market II Special, 0.01%[1]	134,728
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $134,728)	134,728
	TOTAL INVESTMENTS — 101.3%
	(Cost $2,828,555)	3,283,675
	Liabilities in Excess of Other Assets — (1.3)%	(40,597)
	TOTAL NET ASSETS — 100.0%	$3,243,078

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

67

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	18.8%
Financials	18.4%
Industrials	18.1%
Health Care	17.4%
Consumer Discretionary	8.6%
Communications	6.7%
Consumer Staples	4.1%
Materials	4.0%
Energy	1.0%
Total Common Stocks	97.1%
Short-Term Investments	4.2%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

68

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS — 97.2%
	AUSTRALIA — 1.1%
95	Afterpay Ltd*	$8,556
	BRAZIL — 3.1%
4,500	Hapvida Participacoes e Investimentos S.A.	11,962
3,200	Magazine Luiza S.A.	11,800
		23,762
	CANADA — 1.7%
9	Constellation Software Inc/Canada	13,208
	CHINA — 9.6%
2,650	China Mengniu Dairy Co Ltd.*	14,183
3,400	Kingdee International Software Group Co Ltd.*	11,196
2,000	Li Ning Co Ltd.	16,231
1,100	Shenzhou International Group Holdings Ltd.	24,199
630	Wuxi Biologics Cayman, Inc.*	8,844
		74,653
	DENMARK — 2.6%
91	DSV PANALPINA A/S	20,274
	FAROE ISLANDS — 2.0%
196	Bakkafrost P/F	15,528
	FRANCE — 3.5%
45	Teleperformance	17,376
99	Worldline SA/France*	9,719
		27,095
	GERMANY — 8.3%
90	Carl Zeiss Meditec AG	15,855
79	Delivery Hero S.E.*	12,532
44	MTU Aero Engines A.G.	11,103
120	Puma SE*	12,650
22	Sartorius AG	12,413
		64,553
	HONG KONG — 1.3%
550	Techtronic Industries Co., Ltd.	9,980
	IRELAND — 3.6%
61	Flutter Entertainment PLC*	12,500
69

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
134	Ryanair Holdings PLC*	$15,658
		28,158
	ISRAEL — 2.7%
47	Nice Ltd. - ADR*	11,338
30	Wix.com Ltd*	9,536
		20,874
	ITALY — 6.4%
342	Amplifon SpA*	14,434
333	Moncler SpA*	20,409
761	Nexi SpA*	14,577
		49,420
	JAPAN — 9.0%
33	Disco Corp	10,656
61	GMO Payment Gateway Inc	7,756
500	Kobe Bussan Co., Ltd.	13,357
100	Lasertec Corp.	17,609
400	MonotaRO Co Ltd	10,157
400	Nihon M&A Center Inc	10,450
		69,985
	NETHERLANDS — 7.7%
78	ASM International NV	23,663
145	BE Semiconductor Industries NV	11,710
93	IMCD N.V.	13,508
104	Just Eat Takeaway.com NV*	10,745
		59,626
	NEW ZEALAND — 3.2%
455	Fisher & Paykel Healthcare Corp Ltd	11,727
120	Xero Ltd*	13,072
		24,799
	RUSSIA — 1.4%
169	Yandex N.V. - Class A*	11,078
	SPAIN — 1.4%
163	Amadeus IT Group S.A.*	11,100
	SWEDEN — 6.5%
107	Evolution Gaming Group A.B.	21,123
70

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
146	Lifco AB	$15,636
166	Swedish Match AB	13,589
		50,348
	SWITZERLAND — 9.8%
40	Bachem Holding A.G.	20,306
12	Partners Group Holding AG	17,093
45	Sika A.G.	13,439
11	Straumann Holding AG	15,720
33	VAT Group AG	9,423
		75,981
	UNITED KINGDOM — 3.4%
368	Halma PLC	13,149
84	Spirax-Sarco Engineering PLC	13,711
		26,860
	UNITED STATES — 8.9%
109	Ceridian HCM Holding Inc*	10,298
118	Elastic NV*	14,233
30	EPAM Systems, Inc.*	13,732
11	Mettler-Toledo International, Inc.*	14,447
79	STERIS PLC	16,671
		69,381
	TOTAL COMMON STOCKS
	(Cost $708,575)	755,219
	EXCHANGE-TRADED FUNDS — 1.3%
248	iShares MSCI India ETF	10,173
	Exchange-Traded Funds
	(Cost $10,438)	10,173

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$16,467	UMB Money Market II Special, 0.01%[1]	16,467
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,467)	16,467
	TOTAL INVESTMENTS — 100.6%
	(Cost $735,480)	781,859
	Liabilities in Excess of Other Assets — (0.6)%	(4,860)
	TOTAL NET ASSETS — 100.0%	$776,999
71

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

72

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.1%
Health Care	20.3%
Consumer Discretionary	16.6%
Industrials	13.4%
Consumer Staples	8.7%
Financials	3.6%
Materials	3.5%
Communications	3.0%
Total Common Stocks	97.2%
Exchange-Traded Funds	1.3%
Short-Term Investments	2.1%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

73

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2021

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$16,090,558,147	$1,953,428,655	$366,793,457
Foreign currency, at cost	475,660	7,286,660	-
Investments, at value	$24,477,220,303	$2,172,013,966	$493,233,439
Foreign currency, at value	473,484	7,284,741	-
Receivables:
Investment securities sold	-	3,348,737	-
Fund shares sold	28,976,077	7,554,967	580,389
Dividends and interest	33,825,356	134,525	304,947
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	333,188	109,097	57,820
Total assets	24,540,828,408	2,190,446,033	494,176,595

Liabilities:
Payables:
Investment securities purchased	74,969,481	13,100,542	4,018,121
Fund shares redeemed	14,106,618	1,241,452	235,104
Advisory fees	16,726,786	1,663,700	266,341
Shareholder servicing fees (Note 7)	1,196,854	113,423	29,118
Distribution fees (Note 8)	310,366	11,052	4,385
Fund administration fees	1,677,136	107,571	45,618
Fund accounting fees	589,682	52,969	31,842
Transfer agent fees and expenses	486,063	37,908	27,539
Custody fees	618,846	16,649	20,558
Shareholder reporting fees	152,805	1,767	9,423
Trustees' deferred compensation (Note 3)	45,624	6,755	5,934
Auditing fees	18,700	18,699	18,700
Trustees' fees and expenses	8,399	2,461	70
Legal fees	7,976	606	2,571
Chief Compliance Officer fees	920	745	853
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	2,422,497	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	539,899	75,189	9,626
Total liabilities	111,456,155	18,873,985	4,725,803
Net Assets	$24,429,372,253	$2,171,572,048	$489,450,792
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	15,302,183,384	1,865,550,388	321,396,843
Total distributable earnings	9,127,188,869	306,021,660	168,053,949
Net Assets	$24,429,372,253	$2,171,572,048	$489,450,792

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$1,537,933,844	$55,368,935	$21,378,174
Shares of beneficial interest issued and outstanding	59,146,772	2,783,852	845,618
Net asset value, offering and redemption price per share	$26.00	$19.89	$25.28

Institutional Class:
Net assets applicable to shares outstanding	$22,891,438,409	$2,116,203,113	$468,072,618
Shares of beneficial interest issued and outstanding	874,312,828	105,503,483	18,211,180
Net asset value, offering and redemption price per share	$26.18	$20.06	$25.70

See accompanying Notes to Financial Statements.

74

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$663,142,199	$41,422,469	$75,912,089
Foreign currency, at cost	602,157	-	-
Investments, at value	$782,878,288	$53,499,278	$98,701,860
Foreign currency, at value	600,912	-	-
Receivables:
Investment securities sold	6,204,912	129,125	766,870
Fund shares sold	2,237,173	5,160,108	4,700
Dividends and interest	971,882	1,583	11,077
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	57,837	9,548	45,281
Total assets	792,951,004	58,799,642	99,529,788

Liabilities:
Payables:
Investment securities purchased	19,806,740	453,574	-
Fund shares redeemed	2,447,140	400	-
Advisory fees	590,888	21,306	17,568
Shareholder servicing fees (Note 7)	23,745	3,263	2,203
Distribution fees (Note 8)	-	16	33
Fund administration fees	52,475	10,668	16,542
Fund accounting fees	34,323	15,519	16,021
Transfer agent fees and expenses	6,547	8,926	10,568
Custody fees	13,225	6,060	4,267
Shareholder reporting fees	949	5,442	4,585
Trustees' deferred compensation (Note 3)	5,946	1,575	1,659
Auditing fees	18,800	18,800	18,800
Trustees' fees and expenses	412	1,055	606
Legal fees	1,935	5,117	2,903
Chief Compliance Officer fees	1,039	1,010	510
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	1,434,994	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	15,413	4,418	4,932
Total liabilities	24,454,571	557,149	101,197
Net Assets	$768,496,433	$58,242,493	$99,428,591
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	615,680,022	44,143,204	74,634,470
Total distributable earnings	152,816,411	14,099,289	24,794,121
Net Assets	$768,496,433	$58,242,493	$99,428,591

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$78,372	$161,328
Shares of beneficial interest issued and outstanding	-	4,988	13,327
Net asset value, offering and redemption price per share	$-	$15.71	$12.11

Institutional Class:
Net assets applicable to shares outstanding	$768,496,433	$58,164,121	$99,267,263
Shares of beneficial interest issued and outstanding	26,840,025	3,689,124	8,159,190
Net asset value, offering and redemption price per share	$28.63	$15.77	$12.17

See accompanying Notes to Financial Statements.

75

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Assets:
Investments, at cost	$12,048,281	$1,271,337	$2,598,485
Foreign currency, at cost	-	3,529	4,602
Investments, at value	$13,801,426	$1,525,742	$2,901,867
Foreign currency, at value	-	3,533	4,602
Receivables:
Investment securities sold	-	40,930	-
Fund shares sold	-	-	-
Dividends and interest	8,657	1,038	2,867
Due from Advisor	21,142	27,457	24,124
Offering costs	-	-	-
Prepaid expenses	27,484	27,257	20,286
Total assets	13,858,709	1,625,957	2,953,746

Liabilities:
Payables:
Investment securities purchased	9,020	-	77,025
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	1,459	271	373
Distribution fees (Note 8)	36	4	4
Fund administration fees	9,523	7,788	8,086
Fund accounting fees	16,636	13,647	13,403
Transfer agent fees and expenses	8,632	9,136	9,638
Custody fees	1,610	6,154	5,305
Shareholder reporting fees	2,122	1,804	1,821
Trustees' deferred compensation (Note 3)	687	683	683
Auditing fees	18,800	18,800	18,800
Trustees' fees and expenses	453	1,510	1,510
Legal fees	2,316	1,911	2,411
Chief Compliance Officer fees	1,400	1,400	1,400
Offering costs - Advisor	-	40,076	40,076
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	2,800	2,746	2,746
Accrued other expenses	1,701	1,953	2,449
Total liabilities	77,195	107,883	185,730
Net Assets	$13,781,514	$1,518,074	$2,768,016
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	11,051,682	1,212,242	2,443,668
Total distributable earnings	2,729,832	305,832	324,348
Net Assets	$13,781,514	$1,518,074	$2,768,016

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$176,911	$23,559	$16,735
Shares of beneficial interest issued and outstanding	9,802	1,559	1,123
Net asset value, offering and redemption price per share	$18.05	$15.11	$14.90

Institutional Class:
Net assets applicable to shares outstanding	$13,604,603	$1,494,515	$2,751,281
Shares of beneficial interest issued and outstanding	751,780	98,628	184,358
Net asset value, offering and redemption price per share	$18.10	$15.15	$14.92

See accompanying Notes to Financial Statements.

76

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021

	WCM Focused International Value Fund		WCM Focused International Opportunities Fund
Assets:
Investments, at cost	$2,828,555		$735,480
Foreign currency, at cost	-		1,750
Investments, at value	$3,283,675		$781,859
Foreign currency, at value	-		1,750
Receivables:
Investment securities sold	-		-
Fund shares sold	-		-
Dividends and interest	6,701		491
Due from Advisor	24,478		33,062
Offering costs	2,469		10,373
Prepaid expenses	28,770		35,842
Total assets	3,346,093		863,377

Liabilities:
Payables:
Investment securities purchased	4,634		7,595
Fund shares redeemed	-		-
Advisory fees	-		-
Shareholder servicing fees (Note 7)	407		82
Distribution fees (Note 8)	10		2
Fund administration fees	9,991		2,547
Fund accounting fees	8,791		3,799
Transfer agent fees and expenses	8,691		2,692
Custody fees	4,160		527
Shareholder reporting fees	1,846		453
Trustees' deferred compensation (Note 3)	442		-
Auditing fees	15,100		16,000
Trustees' fees and expenses	1,687		765
Legal fees	949		849
Chief Compliance Officer fees	1,196		467
Offering costs - Advisor	42,926		39,331
Non-U.S. Taxes	-		-
Offering costs - Related Parties	225		11,121
Accrued other expenses	1,960		148
Total liabilities	103,015		86,378
Net Assets	$3,243,078		$776,999
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	2,785,368		729,846
Total distributable earnings	457,710		47,153
Net Assets	$3,243,078		$776,999
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$48,600		$10,853
Shares of beneficial interest issued and outstanding	3,419		1,000
Net asset value, offering and redemption price per share	$14.22	[1]	$10.85
Institutional Class:
Net assets applicable to shares outstanding	$3,194,478		$766,146
Shares of beneficial interest issued and outstanding	224,318		70,579
Net asset value, offering and redemption price per share	$14.24		$10.86

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

77

STATEMENTS OF OPERATIONS

For the Year/Period Ended April 30, 2021

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $14,674,438, $708,826 and $172,749, respectively)	$129,327,397	$5,273,136	$2,545,858
Interest	110,468	6,357	1,746
Total investment income	129,437,865	5,279,493	2,547,604

Expenses:
Advisory fees	161,913,299	11,463,491	3,395,154
Shareholder servicing fees (Note 7)	18,942,145	1,060,103	488,423
Distribution fees (Note 8)	3,089,234	113,168	38,592
Fund administration fees	9,565,994	654,896	325,709
Fund accounting fees	1,994,528	199,680	131,915
Transfer agent fees and expenses	1,743,110	155,618	101,503
Custody fees	3,091,226	800,368	101,282
Shareholder reporting fees	820,283	89,406	47,030
Miscellaneous	726,703	117,309	28,934
Registration fees	518,787	108,703	86,657
Trustees' fees and expenses	202,181	21,814	12,011
Legal fees	60,213	8,020	9,004
Insurance fees	32,057	2,396	2,951
Auditing fees	18,700	18,699	19,000
Chief Compliance Officer fees	4,294	5,270	5,270
Offering costs	-	-	-
Total expenses	202,722,754	14,818,941	4,793,435
Advisory fees waived	-	(376,409)	(560,831)
Other expenses absorbed	-	-	-
Net expenses	202,722,754	14,442,532	4,232,604
Net investment income (loss)	(73,284,889)	(9,163,039)	(1,685,000)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,177,933,882	112,785,594	57,047,025
Foreign currency transactions	(902,686)	(121,935)	(20,186)
Deferred non-U.S. (taxes)/refund	-	296,245	-
Net realized gain	1,177,031,196	112,959,904	57,026,839
Net change in unrealized appreciation/depreciation on:
Investments	6,531,408,706	218,878,852	98,678,983
Foreign currency translations	454,740	(2,754)	(1,380)
Deferred non-U.S. taxes	-	(2,718,984)	-
Net change in unrealized appreciation/depreciation	6,531,863,446	216,157,114	98,677,603
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain	7,708,894,642	329,117,018	155,704,442

Net Increase in Net Assets from Operations	$7,635,609,753	$319,953,979	$154,019,442

See accompanying Notes to Financial Statements.

78

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2021

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $270,762, $0 and $0, respectively)	$1,840,406	$76,661	$321,188
Interest	2,261	118	529
Total investment income	1,842,667	76,779	321,717

Expenses:
Advisory fees	3,714,961	309,137	588,881
Shareholder servicing fees (Note 7)	322,745	15,077	56,670
Distribution fees (Note 8)	-	133	219
Fund administration fees	292,096	59,501	82,083
Fund accounting fees	129,590	62,311	61,363
Transfer agent fees and expenses	33,485	36,675	41,386
Custody fees	342,447	30,249	20,762
Shareholder reporting fees	23,234	9,220	7,380
Miscellaneous	27,132	10,088	10,357
Registration fees	38,448	49,701	90,060
Trustees' fees and expenses	12,440	8,484	8,385
Legal fees	7,500	19,030	13,808
Insurance fees	2,186	2,080	2,073
Auditing fees	19,103	18,800	18,800
Chief Compliance Officer fees	4,267	5,265	4,764
Offering costs	-	5,795	5,795
Total expenses	4,969,634	641,546	1,012,786
Advisory fees waived	(325,930)	(254,994)	(421,601)
Other expenses absorbed	-	-	-
Net expenses	4,643,704	386,552	591,185
Net investment income (loss)	(2,801,037)	(309,773)	(269,468)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	48,334,253	3,050,310	2,359,180
Foreign currency transactions	(79,338)	-	-
Deferred non-U.S. (taxes)/refund	(220,817)	-	-
Net realized gain	48,034,098	3,050,310	2,359,180
Net change in unrealized appreciation/depreciation on:
Investments	113,977,418	12,066,248	23,583,776
Foreign currency translations	(3,068)	-	-
Deferred non-U.S. taxes	(1,434,994)	-	-
Net change in unrealized appreciation/depreciation	112,539,356	12,066,248	23,583,776
Net increase from payment by affiliates (Note 3)	2,951	-	-
Net realized and unrealized gain	160,576,405	15,116,558	25,942,956

Net Increase in Net Assets from Operations	$157,775,368	$14,806,785	$25,673,488

See accompanying Notes to Financial Statements.

79

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2021

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,542, $985 and $774, respectively)	$33,804	$12,156	$13,488
Interest	39	6	8
Total investment income	33,843	12,162	13,496

Expenses:
Advisory fees	68,509	9,664	8,625
Shareholder servicing fees (Note 7)	7,376	434	535
Distribution fees (Note 8)	185	43	35
Fund administration fees	53,145	51,408	51,707
Fund accounting fees	60,799	51,320	51,152
Transfer agent fees and expenses	35,344	35,830	36,332
Custody fees	70,657	33,999	30,018
Shareholder reporting fees	6,836	6,836	5,836
Miscellaneous	5,125	5,125	5,625
Registration fees	44,577	55,634	51,642
Trustees' fees and expenses	7,001	8,001	8,001
Legal fees	14,010	14,839	15,339
Insurance fees	1,201	1,201	1,201
Auditing fees	18,800	18,800	18,800
Chief Compliance Officer fees	5,501	5,501	5,501
Offering costs	9,643	9,589	9,589
Total expenses	408,709	308,224	299,938
Advisory fees waived	(68,509)	(9,664)	(8,625)
Other expenses absorbed	(254,381)	(286,440)	(278,599)
Net expenses	85,819	12,120	12,714
Net investment income (loss)	(51,976)	42	782

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,200,058	83,277	36,966
Foreign currency transactions	(740)	(15)	49
Deferred non-U.S. (taxes)/refund	-	(793)	-
Net realized gain	1,199,318	82,469	37,015
Net change in unrealized appreciation/depreciation on:
Investments	1,598,717	204,074	254,773
Foreign currency translations	(4)	(8)	13
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	1,598,713	204,066	254,786
Net increase from payment by affiliates (Note 3)	1,692	-	-
Net realized and unrealized gain	2,799,723	286,535	291,801

Net Increase in Net Assets from Operations	$2,747,747	$286,577	$292,583

See accompanying Notes to Financial Statements.

80

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2021

	WCM Focused International Value Fund*	WCM Focused International Opportunities Fund**
Investment Income:
Dividends (net of foreign withholding taxes of $1,912 and $139, respectively)	$16,059	$867
Interest	5	1
Total investment income	16,064	868

Expenses:
Advisory fees	11,450	565
Shareholder servicing fees (Note 7)	1,129	82
Distribution fees (Note 8)	44	2
Fund administration fees	44,176	2,297
Fund accounting fees	38,996	3,799
Transfer agent fees and expenses	29,306	2,692
Custody fees	24,148	527
Shareholder reporting fees	3,959	453
Miscellaneous	4,947	1,350
Registration fees	37,371	3,322
Trustees' fees and expenses	6,521	765
Legal fees	12,357	849
Insurance fees	1,004	202
Auditing fees	15,100	16,000
Chief Compliance Officer fees	4,596	467
Offering costs	8,863	963
Total expenses	243,967	34,335
Advisory fees waived	(11,450)	(565)
Other expenses absorbed	(215,626)	(33,062)
Net expenses	16,891	708
Net investment income (loss)	(827)	160

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,420	579
Foreign currency transactions	193	(118)
Deferred non-U.S. (taxes)/refund	-	-
Net realized gain	2,613	461
Net change in unrealized appreciation/depreciation on:
Investments	455,120	46,379
Foreign currency translations	(23)	(1)
Deferred non-U.S. taxes	-	-
Net change in unrealized appreciation/depreciation	455,097	46,378
Net increase from payment by affiliates (Note 3)	-	-
Net realized and unrealized gain	457,710	46,839

Net Increase in Net Assets from Operations	$456,883	$46,999

*	Commencement of operations on June 29, 2020.
**	Commencement of operations on March 30, 2021.

See accompanying Notes to Financial Statements.

81

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(73,284,889)	$20,906,019
Net realized gain on investments and foreign currency transactions	1,177,031,196	79,527,270
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,531,863,446	225,203,632
Net increase in net assets resulting from operations	7,635,609,753	325,636,921

Distributions to Shareholders:
Investor Class	(19,617,552)	(168,720)
Institutional Class	(281,277,964)	(23,781,630)
Total distributions to shareholders	(300,895,516)	(23,950,350)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,179,261,264	178,405,684
Institutional Class	7,384,907,392	6,441,297,811
Reinvestment of distributions:
Investor Class	19,585,649	168,028
Institutional Class	246,783,016	19,641,874
Cost of shares redeemed:
Investor Class	(380,102,408)	(113,677,171)
Institutional Class	(3,716,329,694)	(2,087,878,415)
Net increase in net assets from capital transactions	4,734,105,219	4,437,957,811

Total increase in net assets	12,068,819,456	4,739,644,382

Net Assets:
Beginning of period	12,360,552,797	7,620,908,415
End of period	$24,429,372,253	$12,360,552,797
Capital Share Transactions:
Shares sold:
Investor Class	58,831,985	10,315,753
Institutional Class	329,786,999	376,920,028
Shares reinvested:
Investor Class	828,490	9,217
Institutional Class	10,373,393	1,073,913
Shares redeemed:
Investor Class	(16,405,010)	(6,550,354)
Institutional Class	(169,880,208)	(121,642,457)
Net increase in capital share transactions	213,535,649	260,126,100

See accompanying Notes to Financial Statements.

82

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(9,163,039)	$(193,742)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	112,959,904	(1,857,707)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	216,157,114	(10,982,085)
Net increase (decrease) in net assets resulting from operations	319,953,979	(13,033,534)

Distributions to Shareholders:
Investor Class	(448,851)	(37,834)
Institutional Class	(10,353,698)	(294,135)
Total distributions to shareholders	(10,802,549)	(331,969)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	40,053,512	24,692,635
Institutional Class	1,749,846,602	323,563,424
Reinvestment of distributions:
Investor Class	412,235	37,833
Institutional Class	9,107,886	187,710
Cost of shares redeemed:
Investor Class	(28,499,287)	(3,406,550)
Institutional Class	(250,951,139)	(46,649,231)
Net increase in net assets from capital transactions	1,519,969,809	298,425,821

Total increase in net assets	1,829,121,239	285,060,318

Net Assets:
Beginning of period	342,450,809	57,390,491
End of period	$2,171,572,048	$342,450,809
Capital Share Transactions:
Shares sold:
Investor Class	2,189,209	1,846,236
Institutional Class	93,931,052	24,637,488
Shares reinvested:
Investor Class	21,892	2,720
Institutional Class	480,121	13,427
Shares redeemed:
Investor Class	(1,519,158)	(263,693)
Institutional Class	(13,619,443)	(3,864,272)
Net increase in capital share transactions	81,483,673	22,371,906

See accompanying Notes to Financial Statements.

83

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,685,000)	$(111,022)
Net realized gain on investments and foreign currency transactions	57,026,839	3,712,711
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	98,677,603	13,927,577
Net increase in net assets resulting from operations	154,019,442	17,529,266

Distributions to Shareholders:
Investor Class	(590,354)	(124,068)
Institutional Class	(14,845,357)	(2,410,321)
Total distributions to shareholders	(15,435,711)	(2,534,389)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,590,501	6,131,918
Institutional Class	318,693,384	191,662,248
Reinvestment of distributions:
Investor Class	589,479	124,068
Institutional Class	14,718,151	2,348,133
Cost of shares redeemed:
Investor Class	(3,600,478)	(2,134,564)
Institutional Class	(244,090,392)	(57,675,535)
Net increase in net assets from capital transactions	96,900,645	140,456,268

Total increase in net assets	235,484,376	155,451,145

Net Assets:
Beginning of period	253,966,416	98,515,271
End of period	$489,450,792	$253,966,416
Capital Share Transactions:
Shares sold:
Investor Class	465,647	355,498
Institutional Class	14,131,084	11,513,441
Shares reinvested:
Investor Class	25,343	7,053
Institutional Class	623,122	131,770
Shares redeemed:
Investor Class	(155,040)	(125,064)
Institutional Class	(10,445,366)	(3,314,054)
Net increase in capital share transactions	4,644,790	8,568,644

See accompanying Notes to Financial Statements.

84

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,801,037)	$(228,507)
Net realized gain on investments, foreign currency transactions and deferred non-U.S. taxes	48,034,098	1,058,673
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	112,539,356	4,779,575
Net increase from payment by affiliates (Note 3)	2,951	-
Net increase in net assets resulting from operations	157,775,368	5,609,741

Distributions to Shareholders:
Distributions	(11,529,953)	-
Total distributions to shareholders	(11,529,953)	-

Capital Transactions:
Net proceeds from shares sold:
Institutional class	578,933,817	94,116,378
Reinvestment of distributions:
Institutional class	11,387,132	-
Cost of shares redeemed:
Institutional class	(54,574,413)	(25,143,480)
Net increase in net assets from capital transactions	535,746,536	68,972,898

Total increase in net assets	681,991,951	74,582,639

Net Assets:
Beginning of period	86,504,482	11,921,843
End of period	$768,496,433	$86,504,482
Capital Share Transactions:
Shares sold:
Institutional class	23,370,076	5,855,582
Shares reinvested:
Institutional class	457,498	-
Shares redeemed:
Institutional class	(2,137,327)	(1,471,335)
Net increase in capital share transactions	21,690,247	4,384,247

See accompanying Notes to Financial Statements.

85

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(309,773)	$(11,976)
Net realized gain (loss) on investments	3,050,310	(298,211)
Net change in unrealized appreciation/depreciation on investments	12,066,248	10,561
Net increase (decrease) in net assets resulting from operations	14,806,785	(299,626)

Distributions to Shareholders:
Investor Class	(645)	-
Institutional Class	(409,027)	-
Total distributions to shareholders	(409,672)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	28,250	35,000
Institutional Class	38,739,588	5,337,749
Reinvestment of distributions:
Investor Class	645	-
Institutional Class	409,027	-
Cost of shares redeemed:
Investor Class	(6,501)	-
Institutional Class	(349,037)	(49,715)
Net increase in net assets from capital transactions	38,821,972	5,323,034

Total increase in net assets	53,219,085	5,023,408

Net Assets:
Beginning of period	5,023,408	-
End of period	$58,242,493	$5,023,408
Capital Share Transactions:
Shares sold:
Investor Class	2,033	3,334
Institutional Class	3,147,577	543,229
Shares reinvested:
Investor Class	47	-
Institutional Class	29,704	-
Shares redeemed:
Investor Class	(426)	-
Institutional Class	(26,208)	(5,178)
Net increase in capital share transactions	3,152,727	541,385

*	Commencement of operations.

See accompanying Notes to Financial Statements.

86

WCM Focused Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(269,468)	$(2,410)
Net realized gain (loss) on investments	2,359,180	(83,496)
Net change in unrealized appreciation/depreciation on investments	23,583,776	(794,005)
Net increase (decrease) in net assets resulting from operations	25,673,488	(879,911)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	277,900	88,750
Institutional Class	73,097,851	5,569,513
Cost of shares redeemed:
Investor Class	(175,385)	(35,014)
Institutional Class	(4,188,601)	-
Net increase in net assets from capital transactions	69,011,765	5,623,249

Total increase in net assets	94,685,253	4,743,338

Net Assets:
Beginning of period	4,743,338	-
End of period	$99,428,591	$4,743,338
Capital Share Transactions:
Shares sold:
Investor Class	24,987	8,594
Institutional Class	7,956,284	610,500
Shares redeemed:
Investor Class	(15,172)	(5,082)
Institutional Class	(407,594)	-
Net increase in capital share transactions	7,558,505	614,012

*	Commencement of operations.

See accompanying Notes to Financial Statements.

87

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(51,976)	$(1,723)
Net realized gain (loss) on investments and foreign currency transactions	1,199,318	(888)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,598,713	154,428
Net increase from payment by affiliates (Note 3)	1,692	-
Net increase in net assets resulting from operations	2,747,747	151,817

Distributions to Shareholders:
Investor Class	(1,826)	-
Institutional Class	(171,359)	-
Total distributions to shareholders	(173,185)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	158,731	10,000
Institutional Class	9,817,499	2,240,000
Reinvestment of distributions:
Investor Class	1,826	-
Institutional Class	171,230	-
Cost of shares redeemed:
Investor Class	(15,197)	-
Institutional Class	(1,328,954)	-
Net increase in net assets from capital transactions	8,805,135	2,250,000

Total increase in net assets	11,379,697	2,401,817

Net Assets:
Beginning of period	2,401,817	-
End of period	$13,781,514	$2,401,817
Capital Share Transactions:
Shares sold:
Investor Class	9,573	1,000
Institutional Class	593,466	224,484
Shares reinvested:
Investor Class	120	-
Institutional Class	11,221	-
Shares redeemed:
Investor Class	(891)	-
Institutional Class	(77,391)	-
Net increase in capital share transactions	536,098	225,484

*	Commencement of operations.

See accompanying Notes to Financial Statements.

88

WCM Focused ESG Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$42	$1,641
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	82,469	(44)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	204,066	50,348
Net increase in net assets resulting from operations	286,577	51,945

Distributions to Shareholders:
Investor Class	(529)	-
Institutional Class	(32,633)	-
Total distributions to shareholders	(33,162)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,500	10,000
Institutional Class	674,463	520,000
Reinvestment of distributions:
Investor Class	528	-
Institutional Class	32,634	-
Cost of shares redeemed:
Institutional Class	(32,411)	-
Net increase in net assets from capital transactions	682,714	530,000

Total increase in net assets	936,129	581,945

Net Assets:
Beginning of period	581,945	-
End of period	$1,518,074	$581,945
Capital Share Transactions:
Shares sold:
Investor Class	523	1,000
Institutional Class	46,608	51,931
Shares reinvested:
Investor Class	36	-
Institutional Class	2,216	-
Shares redeemed:
Institutional Class	(2,127)	-
Net increase in capital share transactions	47,256	52,931

*	Commencement of operations.

See accompanying Notes to Financial Statements.

89

WCM Focused ESG International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$782	$559
Net realized gain on investments and foreign currency transactions	37,015	5
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	254,786	48,620
Net increase in net assets resulting from operations	292,583	49,184

Distributions to Shareholders:
Investor Class	(220)	-
Institutional Class	(17,476)	-
Total distributions to shareholders	(17,696)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,500	10,000
Institutional Class	1,873,430	548,000
Reinvestment of distributions:
Investor Class	220	-
Institutional Class	17,476	-
Cost of shares redeemed:
Institutional Class	(6,681)	-
Net increase in net assets from capital transactions	1,885,945	558,000

Total increase in net assets	2,160,832	607,184

Net Assets:
Beginning of period	607,184	-
End of period	$2,768,016	$607,184
Capital Share Transactions:
Shares sold:
Investor Class	107	1,000
Institutional Class	128,966	54,607
Shares reinvested:
Investor Class	16	-
Institutional Class	1,263	-
Shares redeemed:
Institutional Class	(478)	-
Net increase in capital share transactions	129,874	55,607

*	Commencement of operations.

See accompanying Notes to Financial Statements.

90

WCM Focused International Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period June 29, 2020* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(827)
Net realized gain on investments and foreign currency transactions	2,613
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	455,097
Net increase in net assets resulting from operations	456,883

Capital Transactions:
Net proceeds from shares sold:
Investor Class	42,792
Institutional Class	4,157,960
Cost of shares redeemed:
Institutional Class	(1,414,557)
Net increase in net assets from capital transactions	2,786,195

Total increase in net assets	3,243,078

Net Assets:
Beginning of period	-
End of period	$3,243,078
Capital Share Transactions:
Shares sold:
Investor Class	3,419
Institutional Class	330,218
Shares redeemed:
Institutional Class	(105,900)
Net increase in capital share transactions	227,737

*	Commencement of operations.

See accompanying Notes to Financial Statements.

91

WCM Focused International Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period March 30, 2021* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$160
Net realized gain on investments and foreign currency transactions	461
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	46,378
Net increase in net assets resulting from operations	46,999

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	720,000
Net increase in net assets from capital transactions	730,000

Total increase in net assets	776,999

Net Assets:
Beginning of period	-
End of period	$776,999
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	70,579
Net increase in capital share transactions	71,579

*	Commencement of operations.

See accompanying Notes to Financial Statements.

92

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.10	$16.51	$15.87	$13.84	$12.25
Income from Investment Operations:
Net investment income (loss)[1]	(0.14)	-	0.03	0.03	0.05
Net realized and unrealized gain	9.39	0.60	1.15	2.04	1.77
Total from investment operations	9.25	0.60	1.18	2.07	1.82

Less Distributions:
From net investment income	(0.01)	(0.01)	(0.01)	(0.04)	(0.04)
From net realized gain	(0.34)	-	(0.53)	- [2]	(0.19)
Total distributions	(0.35)	(0.01)	(0.54)	(0.04)	(0.23)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$26.00	$17.10	$16.51	$15.87	$13.84

Total return[3]	54.28%	3.64%	7.99%	14.98%	15.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,537,934	$271,693	$200,100	$162,025	$122,225

Ratio of expenses to average net assets	1.30%	1.26%	1.24%	1.30%	1.27%
Ratio of net investment income to average net assets	(0.62)%	(0.01)%	0.17%	0.21%	0.41%

Portfolio turnover rate	25%	20%	21%	26%	21%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

93

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.17	$16.58	$15.94	$13.89	$12.29
Income from Investment Operations:
Net investment income (loss) [1]	(0.08)	0.04	0.06	0.07	0.08
Net realized and unrealized gain	9.44	0.59	1.16	2.05	1.77
Total from investment operations	9.36	0.63	1.22	2.12	1.85

Less Distributions:
From net investment income	(0.01)	(0.04)	(0.05)	(0.07)	(0.06)
From net realized gain	(0.34)	-	(0.53)	- [2]	(0.19)
Total distributions	(0.35)	(0.04)	(0.58)	(0.07)	(0.25)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$26.18	$17.17	$16.58	$15.94	$13.89

Total return[3]	54.73%	3.79%	8.25%	15.30%	15.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,891,438	$12,088,860	$7,420,808	$5,576,795	$3,664,917

Ratio of expenses to average net assets	1.05%	1.04%	1.03%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	(0.37)%	0.21%	0.38%	0.46%	0.66%

Portfolio turnover rate	25%	20%	21%	26%	21%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

94

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.71	$12.91	$12.43	$10.28	$9.44
Income from Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.05)	0.14	0.13	0.11
Net realized and unrealized gain (loss)	7.54	(0.10)	0.42	2.11	0.80
Net increase from payment by affiliates	-	-	- [2]	-	-
Total from investment operations	7.35	(0.15)	0.56	2.24	0.91

Less Distributions:
From net investment income	-	(0.03)	(0.08)	(0.09)	(0.07)
From net realized gain	(0.17)	(0.02)	-	-	-
Total distributions	(0.17)	(0.05)	(0.08)	(0.09)	(0.07)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$19.89	$12.71	$12.91	$12.43	$10.28

Total return[3]	57.93%	(1.17)%	4.64%[4]	21.87%	9.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,369	$26,583	$6,540	$8,950	$6,955

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%	1.69%	2.05%	2.26%	2.59%
After fees waived and expenses absorbed	1.50%	1.49%[5]	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.07)%	(0.59)%	(0.88)%	(1.17)%	(1.47)%
After fees waived and expenses absorbed	(1.04)%	(0.39)%	1.17%	1.09%	1.12%

Portfolio turnover rate	35%	23%	48%	47%	50%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[5]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

95

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.78	$12.96	$12.47	$10.32	$9.47
Income from Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.02)	0.14	0.13	0.11
Net realized and unrealized gain (loss)	7.60	(0.11)	0.43	2.11	0.81
Net increase from payment by affiliates	-	-	- [2]	-	-
Total from investment operations	7.45	(0.13)	0.57	2.24	0.92

Less Distributions:
From net investment income	-	(0.03)	(0.08)	(0.09)	(0.07)
From net realized gain	(0.17)	(0.02)	-	-	-
Total distributions	(0.17)	(0.05)	(0.08)	(0.09)	(0.07)

Redemption fee proceeds[1]	-	-	- [2]	-	-
Net asset value, end of period	$20.06	$12.78	$12.96	$12.47	$10.32

Total return[3]	58.39%	(1.01)%	4.70%[4]	21.79%	9.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,116,203	$315,868	$50,850	$22,251	$19,758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%	1.45%	1.80%	2.01%	2.34%
After fees waived and expenses absorbed	1.25%	1.25%[5]	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82)%	(0.35)%	(0.63)%	(0.92)%	(1.22)%
After fees waived and expenses absorbed	(0.79)%	(0.15)%	1.17%	1.09%	1.12%

Portfolio turnover rate	35%	23%	48%	47%	50%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[5]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

96

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.39	$16.68	$14.96	$13.00	$12.80
Income from Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.05)	(0.08)	(0.04)	0.17
Net realized and unrealized gain	8.87	1.08	2.21	2.22	1.52
Total from investment operations	8.72	1.03	2.13	2.18	1.69

Less Distributions:
From net investment income	-	-	-	(0.04)	(0.25)
From net realized gain	(0.83)	(0.32)	(0.41)	(0.18)	(1.25)
Total distributions	(0.83)	(0.32)	(0.41)	(0.22)	(1.50)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	0.01
Net asset value, end of period	$25.28	$17.39	$16.68	$14.96	$13.00

Total return[3]	50.55%	6.15%	14.59%	16.81%	14.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,378	$8,865	$4,541	$3,540	$2,526

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%	1.50%	1.73%	2.29%	5.52%
After fees waived and expenses absorbed	1.30%	1.28%[4]	1.40%	1.40%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.80)%	(0.52)%	(0.83)%	(1.13)%	(4.22)%
After fees waived and expenses absorbed	(0.66)%	(0.30)%	(0.50)%	(0.24)%	1.30%

Portfolio turnover rate	56%	37%	48%	38%	46%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

97

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.63	$16.87	$15.06	$13.05	$12.85
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.01)	(0.04)	- [2]	0.16
Net realized and unrealized gain	8.99	1.09	2.25	2.23	1.55
Total from investment operations	8.90	1.08	2.21	2.23	1.71

Less Distributions:
From net investment income	-	-	-	(0.04)	(0.26)
From net realized gain	(0.83)	(0.32)	(0.41)	(0.18)	(1.25)
Total distributions	(0.83)	(0.32)	(0.41)	(0.22)	(1.51)

Redemption fee proceeds[1]	-	-	0.01	- [2]	- [2]
Net asset value, end of period	$25.70	$17.63	$16.87	$15.06	$13.05

Total return[3]	50.89%	6.38%	15.09%	17.13%	14.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$468,073	$245,101	$93,974	$32,124	$11,760

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%	1.27%	1.48%	2.04%	5.27%
After fees waived and expenses absorbed	1.05%	1.05%[4]	1.15%	1.15%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.55)%	(0.29)%	(0.58)%	(0.88)%	(3.97)%
After fees waived and expenses absorbed	(0.41)%	(0.07)%	(0.25)%	0.01%	1.30%

Portfolio turnover rate	56%	37%	48%	38%	46%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

98

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.80	$15.57	$14.79	$11.58	$10.08
Income from Investment Operations:
Net investment loss[1]	(0.19)	(0.10)	(0.09)	(0.05)	(0.02)
Net realized and unrealized gain	12.76	1.33	1.37	3.41	1.51
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	0.01
Total from investment operations	12.57	1.23	1.28	3.36	1.50

Less Distributions:
From net realized gain	(0.74)	-	(0.50)	(0.15)	-
Total distributions	(0.74)	-	(0.50)	(0.15)	-

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-
Net asset value, end of period	$28.63	$16.80	$15.57	$14.79	$11.58

Total return[3]	75.46%[4]	7.90%	9.29%	29.18%	14.88%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$768,496	$86,504	$11,922	$2,705	$1,755

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.79%	4.34%	11.35%	19.60%
After fees waived and expenses absorbed	1.25%	1.25%[6]	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.84)%	(1.17)%	(3.55)%	(10.33)%	(18.43)%
After fees waived and expenses absorbed	(0.75)%	(0.63)%	(0.61)%	(0.38)%	(0.23)%

Portfolio turnover rate	82%	67%	81%	58%	59%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[5]	The Advisor reimbursed the Fund $1,927 for losses from a trade error. Payments had impact of 0.10% to the total return.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

99

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period October 30, 2019* through April 30,
	2021	2020
Net asset value, beginning of period	$9.27	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.05)
Net realized and unrealized gain (loss)	6.75	(0.68)
Total from investment operations	6.59	(0.73)

Less Distributions:
From net realized gain	(0.15)	-
Total distributions	(0.15)	-
Net asset value, end of period	$15.71	$9.27

Total return[2]	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.50%	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(1.25)%	(1.09)%[4]

Portfolio turnover rate	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

100

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period October 30, 2019* through April 30,
	2021	2020
Net asset value, beginning of period	$9.28	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.04)
Net realized and unrealized gain (loss)	6.78	(0.68)
Total from investment operations	6.64	(0.72)

Less Distributions:
From net realized gain	(0.15)	-
Total distributions	(0.15)	-
Net asset value, end of period	$15.77	$9.28

Total return[2]	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.08%	9.85%[4]
After fees waived and expenses absorbed	1.25%	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(1.00)%	(0.83)%[4]

Portfolio turnover rate	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

101

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period October 30, 2019* through April 30,
	2021	2020
Net asset value, beginning of period	$7.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.02)
Net realized and unrealized gain (loss)	4.47	(2.27)
Total from investment operations	4.40	(2.29)
Net asset value, end of period	$12.11	$7.71

Total return[2]	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.25%[5]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.71)%	(0.52)%[4]

Portfolio turnover rate	32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

102

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period October 30, 2019* through April 30,
	2021	2020
Net asset value, beginning of period	$7.73	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.01)
Net realized and unrealized gain (loss)	4.49	(2.26)
Total from investment operations	4.44	(2.27)
Net asset value, end of period	$12.17	$7.73

Total return[2]	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%	15.24%[4]
After fees waived and expenses absorbed	1.00%[5]	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.46)%	(0.27)%[4]

Portfolio turnover rate	32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

103

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.17)	(0.01)
Net realized and unrealized gain	7.95	0.66
Net increase from payments by affiliates (Note 3)	- [2]	-
Total from investment operations	7.78	0.65

Less Distributions:
From net realized gain	(0.38)	-
Total distributions	(0.38)	-
Net asset value, end of period	$18.05	$10.65

Total return[3]	73.73%[4]	6.50%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%	1.50%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	(1.01)%	(1.16)%[6]

Portfolio turnover rate	57%	-%[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

104

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.01)
Net realized and unrealized gain	7.95	0.66
Net increase from payments by affiliates (Note 3)	- [2]	-
Total from investment operations	7.83	0.65
Less Distributions:
From net realized gain	(0.38)	-
Total distributions	(0.38)	-
Net asset value, end of period	$18.10	$10.65

Total return[3]	74.20%[4]	6.50%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%	1.25%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	(0.76)%	(0.89)%[6]

Portfolio turnover rate	57%	-%[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

105

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.03
Net realized and unrealized gain	4.59	0.96
Total from investment operations	4.56	0.99
Less Distributions:
From net investment income	(0.03)	-
From net realized gain	(0.41)	-
Total distributions	(0.44)	-
Net asset value, end of period	$15.11	$10.99

Total return[2]	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	(0.24)%	3.25%[4]

Portfolio turnover rate	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

106

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.99	$10.00
Income from Investment Operations:
Net investment income[1]	-	0.03
Net realized and unrealized gain	4.60	0.96
Total from investment operations	4.60	0.99
Less Distributions:
From net investment income	(0.03)	-
From net realized gain	(0.41)	-
Total distributions	(0.44)	-
Net asset value, end of period	$15.15	$10.99

Total return[2]	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	0.01%	3.56%[4]

Portfolio turnover rate	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

107

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01
Net realized and unrealized gain	4.22	0.91
Total from investment operations	4.20	0.92
Less Distributions:
From net realized gain	(0.22)	-
Total distributions	(0.22)	-
Net asset value, end of period	$14.90	$10.92

Total return[2]	38.49%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	29.79%	69.30%[4]
After fees waived and expenses absorbed	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(28.46)%	(66.82)%[4]
After fees waived and expenses absorbed	(0.17)%	0.98%[4]

Portfolio turnover rate	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

108

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,	For the Period March 31, 2020* through April 30,
	2021	2020
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.01
Net realized and unrealized gain	4.23	0.91
Total from investment operations	4.24	0.92
Less Distributions:
From net investment income	(0.02)	-
From net realized gain	(0.22)	-
Total distributions	(0.24)	-
Net asset value, end of period	$14.92	$10.92

Total return[2]	38.83%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	29.54%	69.05%[4]
After fees waived and expenses absorbed	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(28.21)%	(66.62)%[4]
After fees waived and expenses absorbed	0.08%	1.18%[4]

Portfolio turnover rate	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

109

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period June 29, 2020* through April 30,
2021
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized gain	4.25
Total from investment operations	4.22
Net asset value, end of period	$14.22

Total return[2]	42.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.35%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(17.16)%[4]
After fees waived and expenses absorbed	(0.31)%[4]

Portfolio turnover rate	12%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

110

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period June 29, 2020* through April 30,
2021
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	4.25
Total from investment operations	4.24
Net asset value, end of period	$14.24

Total return[2]	42.40%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.10%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(16.91)%[4]
After fees waived and expenses absorbed	(0.06)%[4]

Portfolio turnover rate	12%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

111

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 30, 2021* through April 30,
2021
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]
Net realized and unrealized gain	0.85
Total from investment operations	0.85
Net asset value, end of period	$10.85

Total return[3]	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(59.25)%[5]
After fees waived and expenses absorbed	0.03%[5]

Portfolio turnover rate	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

112

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 30, 2021* through April 30,
2021
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]
Net realized and unrealized gain	0.86
Total from investment operations	0.86
Net asset value, end of period	$10.86

Total return[3]	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	60.53%[5]
After fees waived and expenses absorbed	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(59.00)%[5]
After fees waived and expenses absorbed	0.28%[5]

Portfolio turnover rate	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

113

WCM Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2021

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused ESG Emerging Markets Fund (”ESG Emerging Markets” or “ESG Emerging Markets Fund”), WCM Focused ESG International Fund (”ESG International” or “ESG International Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), and WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, ESG International Fund, International Value Fund, and International Opportunities Fund are diversified Funds. The China Quality Growth Fund and ESG Emerging Markets Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG Emerging Markets Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG International Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

114

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

115

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

The International Value Fund incurred offering costs of approximately $11,332, which are being amortized over a one-year period from June 29, 2020 (commencement of operations).

The International Opportunities Fund incurred offering costs of approximately $11,336, which are being amortized over a one-year period from March 30, 2021 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Participation Certificates

The Funds may invest in participation certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These participation certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s participation certificates are not subject to any master netting agreement.

116

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

At April 30, 2021 Emerging Markets Fund and China Quality Growth Fund had unrealized appreciation (depreciation) of $(982,643) and $(12,554), respectively, as a result of its investments in these financial instruments. The aggregate market values of these certificates for Emerging Markets and China Quality Growth Fund represented 1.60%, and 2.74%, respectively, of the total market value of investments at April 30, 2021.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2018-2021 for the International Growth, Emerging Markets, Global Growth and International Small Cap Growth, and for the periods ending April 30, 2020 and the year ending April 30, 2021, for the Small Cap Growth, Small Cap, China Quality Growth, ESG International, ESG Emerging Markets, and for the periods ending April 30, 2021 for the International Value Fund and International Opportunities Fund, did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

117

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

(h) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, ESG International Fund, International Value Fund, and International Opportunities Fund, pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2021 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2030 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, ESG International Fund, International Value Fund, and International Opportunities Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Investor Class†	Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.25%*	1.00%*
China Quality Growth Fund	1.00%	1.50%	1.25%
ESG Emerging Markets Fund	1.00%	1.50%	1.25%
ESG International Fund	0.85%	1.50%	1.25%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Prior to July 1, 2020, the annual operating expenses limit for Small Cap Fund was 1.50% for Investor Class and 1.25% for Institutional Class.
118

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

The table below contains the advisory fees waived and absorbed other expenses for the periods ended April 30, 2021:

Advisory Fees Waived and
Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	376,409
Global Growth Fund	560,831
International Small Cap Growth Fund	325,930
Small Cap Growth Fund	254,994
Small Cap Fund	421,601
China Quality Growth Fund	322,890
ESG Emerging Markets Fund	296,104
ESG International Fund	287,224
International Value Fund	227,076
International Opportunities Fund	33,627

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, for Emerging Markets, Global Growth, International Small Cap Growth, and for Small Cap Growth, Small Cap, China Quality Growth, ESG Emerging Markets, ESG International, and International Value, and International Opportunities Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of April 30, 2021.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2022	$-	$194,149	$232,018
2023	225,653	313,198	192,336
2024	376,409	560,831	325,930
Total	$602,062	$1,068,178	$750,284

119

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund
2023	$122,609	$123,415	$32,031
2024	254,994	421,601	322,890
Total	$377,603	$545,016	$354,921

	ESG Emerging Markets Fund	ESG International Fund	International Value Fund
2023	$32,187	$32,114	$-
2024	296,104	287,224	227,076
Total	$328,291	$319,338	$227,076

International Opportunities Fund
2024	$33,627
Total	$33,627

The Advisor reimbursed the China Quality Growth Fund $1,692 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Statement of Operations, Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.10% impact to the total return.

The Advisor reimbursed the International Small Cap Growth Fund $2,951 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Statement of Operations, Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended April 30, 2021 are reported on the Statements of Operations.

Natixis Distribution, L.P., an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

120

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2021, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$16,099,963,501	$1,954,806,652	$367,350,325

Gross unrealized appreciation	$8,539,617,961	$313,750,346	$129,415,581
Gross unrealized depreciation	(162,361,159)	(96,543,032)	(3,532,467)
Net unrealized appreciation on investments	$8,377,256,802	$217,207,314	$125,883,114

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$663,889,233	$41,426,984	$75,972,978

Gross unrealized appreciation	$146,776,983	$13,042,843	$22,892,476
Gross unrealized depreciation	(27,787,928)	(970,549)	(163,594)
Net unrealized appreciation on investments	$118,989,055	$12,072,294	$22,728,882

121

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Cost of investments	$12,085,299	$1,271,603	$2,599,200

Gross unrealized appreciation	$2,283,558	$279,872	$339,039
Gross unrealized depreciation	(567,431)	(25,733)	(36,372)
Net unrealized appreciation on investments	$1,716,127	$254,139	$302,667

	International Value Fund	International Opportunities Fund
Cost of investments	$2,828,555	$735,480

Gross unrealized appreciation	$494,174	$54,353
Gross unrealized depreciation	(39,054)	(7,974)
Net unrealized appreciation on investments	$455,120	$46,379

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the periods ended April 30, 2021, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

122

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$(22,965,179)	$22,965,179
Emerging Markets Fund	-	-
Global Growth Fund	-	-
International Small Cap Growth Fund	-	-
Small Cap Growth Fund	1	(1)
Small Cap Fund	(16)	16
China Quality Growth Fund	(842)	842
ESG Emerging Markets Fund	(201)	201
ESG International Fund	1	(1)
International Value Fund	(827)	827
International Opportunities Fund	(154)	154

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$67,237,247	$6,694,647
Undistributed long-term capital gains	771,452,055	24,306,742	35,482,270
Tax accumulated earnings	771,452,055	91,543,989	42,176,917

Accumulated capital and other losses	(22,155,230)	-	-
Unrealized appreciation (depreciation) on foreign currency	680,866	(3,903)	(148)
Unrealized appreciation on investments	8,377,256,802	217,207,314	125,883,114
Unrealized Non-U.S. Taxes	-	(2,718,984)	-
Deferred compensation	(45,624)	(6,756)	(5,934)
Total accumulated earnings	$9,127,188,869	$306,021,660	$168,053,949

123

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$24,827,933	$1,369,450	$2,010,378
Undistributed long-term capital gains	10,439,596	659,120	56,520
Tax accumulated earnings	32,267,529	2,028,570	2,066,898

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on foreign currency	767	-	-
Unrealized appreciation on investments	118,989,055	12,072,294	22,728,882
Deferred compensation	(5,946)	(1,575)	(1,659)
Non-US Taxes	(1,434,994)	-	-
Total accumulated earnings	$152,816,411	$14,099,289	$24,794,121

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Undistributed ordinary income	$846,738	$41,612	$22,340
Undistributed long-term capital gains	167,658	10,755	-
Tax accumulated earnings	1,014,396	52,367	22,340

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on foreign currency	(4)	9	24
Unrealized appreciation on investments	1,716,127	254,139	302,667
Deferred compensation	(687)	(683)	(683)
Total accumulated earnings	$2,729,832	$305,832	$324,348

124

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	International Value Fund	International Opportunities Fund
Undistributed ordinary income	$3,055	$775
Undistributed long-term capital gains	-	-
Tax accumulated earnings	3,055	775

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on foreign currency	(23)	(1)
Unrealized appreciation on investments	455,120	46,379
Deferred compensation	(442)	-
Total accumulated earnings	$457,710	$47,153

The tax character of the distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020, for the Funds were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$12,092,088	$23,950,350	$1,183,044	$211,608
Net long-term capital gains	288,803,428	-	9,619,505	120,361
Total distributions paid	$300,895,516	$23,950,350	$10,802,549	$331,969

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$-	$-	$5,789,942	$-
Net long-term capital gains	15,435,711	2,534,389	5,740,011	-
Total distributions paid	$15,435,711	$2,534,389	$11,529,953	$-

	Small Cap Growth Fund		China Quality Growth Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$409,672	$-	$173,185	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$409,672	$-	$173,185	$-

125

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

	ESG Emerging Markets Fund		ESG International Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$33,162	$-	$17,696	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$33,162	$-	$17,696	$-

The Focused International Growth Fund, Small Cap Growth Fund, and Small Cap Fund utilized $78,751,023, $266,716, and $82,026, respectively, of capital loss carryforward for the tax year ended April 30, 2021. At April 30, 2021, the remaining Funds did not have accumulated capital loss carryforwards

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2021, International Growth Fund had qualified Late-Year Losses of $22,155,230.

As of April 30, 2021, the Funds did not have qualified Post October Losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the periods ended April 30, 2021, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$8,866,919,608	$4,440,969,100
Emerging Markets Fund	1,855,768,772	383,539,820
Global Growth Fund	293,441,076	210,653,712
International Small Cap Growth Fund	783,048,962	289,603,715
Small Cap Growth Fund	46,512,540	14,743,049
Small Cap Fund	74,007,988	16,808,116
China Quality Growth Fund	11,966,435	3,788,130
ESG Emerging Markets Fund	911,390	381,031
ESG International Fund	1,961,801	189,475
International Value Fund	2,883,885	192,478
International Opportunities Fund	734,014	15,580

126

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended April 30, 2021, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the periods ended April 30, 2021, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

127

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April 30, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as April 30, 2021, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$787,282,488	$-	$-	$787,282,488
Australia	-	844,627,841	-	844,627,841
Brazil	389,627,951	-	-	389,627,951
Canada	2,369,698,311	-	-	2,369,698,311
China	-	1,792,101,189	-	1,792,101,189
Denmark	-	940,446,924	-	940,446,924
France	-	1,573,761,927	-	1,573,761,927
Hong Kong	-	891,792,806	-	891,792,806
India	673,681,379	-	-	673,681,379
Ireland	1,077,468,618	761,394,703	-	1,838,863,321
Italy	-	693,508,095	-	693,508,095
Japan	-	1,248,542,109	-	1,248,542,109
Netherlands	868,814,992	569,316,728	-	1,438,131,720
Spain	-	555,757,700	-	555,757,700
Sweden	-	1,310,426,274	-	1,310,426,274
Switzerland	-	2,639,528,604	-	2,639,528,604
Taiwan	1,036,334,251	-	-	1,036,334,251
United States	2,741,447,574	-	-	2,741,447,574
Short-Term Investments	711,659,839	-	-	711,659,839
Total Investments	$10,656,015,403	$13,821,204,900	$-	$24,477,220,303

*	The Fund did not hold any Level 3 at period end.

128

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$78,148,417	$-	$-	$78,148,417
Brazil	121,474,091	-	-	121,474,091
China	139,673,011	582,229,272	-	721,902,283
Germany	-	24,871,087	-	24,871,087
Hong Kong	-	151,562,333	-	151,562,333
India	99,886,580	121,794,106	-	221,680,686
Indonesia	-	29,556,964	-	29,556,964
Mexico	83,765,170	-	-	83,765,170
Peru	17,903,075	-	-	17,903,075
Poland	-	20,030,098	-	20,030,098
Russia	79,819,973	30,031,599	-	109,851,572
South Africa	47,076,776	-	-	47,076,776
South Korea	-	86,162,855	-	86,162,855
Taiwan	-	212,960,755	-	212,960,755
Thailand	-	52,460,557	-	52,460,557
United Kingdom	-	44,924,163	-	44,924,163
United States	62,355,163	-	-	62,355,163
Vietnam	-	1,420,416	-	1,420,416
Participation Certificates
China	-	34,442,425	-	34,442,425
Short-Term Investments	49,465,080	-	-	49,465,080
Total Investments	$779,567,336	$1,392,446,630	$-	$2,172,013,966

*	The Fund did not hold any Level 3 securities at period end.

129

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$18,171,526	$-	$-	$18,171,526
Australia	-	6,049,008.00	-	6,049,008
Brazil	7,880,583	-	-	7,880,583
Canada	36,907,124	-	-	36,907,124
China	-	27,596,339	-	27,596,339
France	-	28,481,982	-	28,481,982
Hong Kong	-	10,628,699	-	10,628,699
India	11,648,699	-	-	11,648,699
Italy	-	8,918,859	-	8,918,859
Japan	-	9,317,830	-	9,317,830
Netherlands	-	11,874,403	-	11,874,403
Sweden	-	24,705,482	-	24,705,482
Switzerland	-	7,723,066	-	7,723,066
Taiwan	16,114,556	-	-	16,114,556
United States	253,462,958	-	-	253,462,958
Short-Term Investments	13,752,325	-	-	13,752,325
Total Investments	$357,937,771	$135,295,668	$-	$493,233,439

*	The Fund did not hold any Level 3 securities at period end.

130

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$-	$13,037,648	$-	$13,037,648
Belgium	5,152,915	-	-	5,152,915
Brazil	28,155,571	-	-	28,155,571
Canada	50,136,430	-	-	50,136,430
China	-	10,158,379	-	10,158,379
Denmark	-	35,484,003	-	35,484,003
Faroe Islands	-	13,631,527	-	13,631,527
Finland	-	12,300,694	-	12,300,694
France	-	9,614,051	-	9,614,051
Germany	-	28,378,752	-	28,378,752
India	12,547,194	41,669,429	-	54,216,623
Indonesia	-	8,137,558	-	8,137,558
Israel	1,481,045	-	-	1,481,045
Italy	-	11,517,060	-	11,517,060
Japan	-	97,934,872	-	97,934,872
Malta	-	23,955,263	-	23,955,263
Netherlands	10,671,611	32,606,355	-	43,277,966
Norway	7,696,496	-	-	7,696,496
Poland	7,768,120	-	-	7,768,120
Russia	11,371,370	-	-	11,371,370
Spain	1,411,681	-	-	1,411,681
Sweden	27,904,898	52,408,354	-	80,313,252
Switzerland	23,770,819	49,944,686	-	73,715,505
Taiwan	-	23,818,581	-	23,818,581
United Kingdom	38,076,027	31,393,582	-	69,469,609
Uruguay	5,497,111	-	-	5,497,111
Vietnam	-	8,230,275	-	8,230,275
Short-Term Investments	47,015,931	-	-	47,015,931
Total Investments	$278,657,219	$504,221,069	$-	$782,878,288

*	The Fund did not hold any Level 3 securities at period end.

131

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$51,696,643	$-	$-	$51,696,643
Short-Term Investments	1,802,635	-	-	1,802,635
Total Investments	$53,499,278	$-	$-	$53,499,278

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$87,452,478	$-	$-	$87,452,478
Short-Term Investments	11,249,382	-	-	11,249,382
Total Investments	$98,701,860	$-	$-	$98,701,860

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

China Quality Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
China	$2,022,746	$9,328,339	$-	$11,351,085
Hong Kong	-	1,361,211	-	1,361,211
Taiwan	-	204,507	-	204,507
Participation Certificates
China	-	377,893	-	377,893
Short-Term Investments	506,730	-	-	506,730
Total Investments	$2,529,476	$11,271,950	$-	$13,801,426

*	The Fund did not hold any Level 3 securities at period end.

132

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

ESG Emerging Market Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$51,842	$-	$-	$51,842
Canada	15,903	-	-	15,903
China	109,875	163,388	-	273,263
Germany	-	51,398	-	51,398
Hong Kong	-	83,948	-	83,948
India	67,397	71,536	-	138,933
Indonesia	-	68,740	-	68,740
Japan	-	24,100	-	24,100
Mexico	75,743	-	-	75,743
Peru	38,208	-	-	38,208
Singapore	-	43,392	-	43,392
South Africa	-	27,064	-	27,064
Sweden	-	55,024	-	55,024
Taiwan	120,359	-	-	120,359
United Kingdom	-	152,588	-	152,588
United States	107,893	-	-	107,893
Vietnam	-	48,857	-	48,857
Short-Term Investments	148,487	-	-	148,487
Total Investments	$735,707	$790,035	$-	$1,525,742

*	The Fund did not hold any Level 3 securities at period end.

133

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NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

ESG International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$40,846	$-	$-	$40,846
Canada	101,056	-	-	101,056
China	81,526	100,113	-	181,639
Denmark	-	112,058	-	112,058
Germany	-	80,392	-	80,392
Hong Kong	-	120,325	-	120,325
India	47,017	-	-	47,017
Indonesia	-	50,353	-	50,353
Ireland	124,397	-	-	124,397
Japan	-	132,249	-	132,249
Mexico	83,808	-	-	83,808
Netherlands	41,478	9,844	-	51,322
Peru	58,864	-	-	58,864
Singapore	-	81,980	-	81,980
Sweden	-	108,580	-	108,580
Switzerland	61,249	41,623	-	102,872
Taiwan	153,630	-	-	153,630
United Kingdom	221,927	260,943	-	482,870
United States	411,688	-	-	411,688
Vietnam	-	51,731	-	51,731
Exchange-Traded Funds	34,457	-	-	34,457
Short-Term Investments	289,733	-	-	289,733
Total Investments	$1,751,676	$1,150,191	$-	$2,901,867

*	The Fund did not hold any Level 3 securities at period end.

134

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Austria	$59,138	$-	$-	$59,138
Belgium	-	173,668	-	173,668
Bermuda	62,791	-	-	62,791
Canada	285,645	-	-	285,645
China	118,321	-	-	118,321
Germany	-	326,146	-	326,146
Hong Kong	-	154,173	-	154,173
Indonesia	-	36,938	-	36,938
Ireland	208,133	-	-	208,133
Israel	49,935	45,015	-	94,950
Japan	107,471	465,689	-	573,160
Mexico	101,788	-	-	101,788
Netherlands	61,398	71,718	-	133,116
Norway	-	43,173	-	43,173
Russia	-	83,439	-	83,439
Sweden	-	167,304	-	167,304
Switzerland	110,376	105,218	-	215,594
Taiwan	63,740	-	-	63,740
Thailand	-	32,000	-	32,000
United Kingdom	126,599	-	-	126,599
United States	89,131	-	-	89,131
Short-Term Investments	134,728	-	-	134,728
Total Investments	$1,579,194	$1,704,481	$-	$3,283,675

*	The Fund did not hold any Level 3 securities at period end.

135

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

International Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Australia	$-	$8,556	$-	$8,556
Brazil	23,762	-	-	23,762
Canada	13,208	-	-	13,208
China	-	74,653	-	74,653
Denmark	-	20,274	-	20,274
Faroe Islands	-	15,528	-	15,528
France	-	27,095	-	27,095
Germany	-	64,553	-	64,553
Hong Kong	-	9,980	-	9,980
Ireland	15,658	12,500	-	28,158
Israel	20,874	-	-	20,874
Italy	-	49,420	-	49,420
Japan	-	69,985	-	69,985
Netherlands	-	59,626	-	59,626
New Zealand	-	24,799	-	24,799
Russia	11,078	-	-	11,078
Spain	-	11,100	-	11,100
Sweden	-	50,348	-	50,348
Switzerland	-	75,981	-	75,981
United Kingdom	-	26,860	-	26,860
United States	69,381	-	-	69,381
Exchange-Traded Funds	10,173	-	-	10,173
Short-Term Investments	16,467	-	-	16,467
Total Investments	$180,601	$601,258	$-	$781,859

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

136

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective June 30, 2021, the WCM Focused ESG Emerging Markets Fund name will change to WCM Sustainable Developing World Fund.

Effective June 30, 2021, the WCM Focused ESG International Fund name will change to WCM Sustainable International Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds Financial Statements.

137

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, WCM Focused ESG International Fund, WCM Focused International Value Fund, and WCM Focused International Opportunities Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of April 30, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
WCM Small Cap Growth Fund and WCM Focused Small Cap Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period October 30, 2019 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, and WCM Focused ESG International Fund	For the year ended April 30, 2021	For the year ended April 30, 2021 and the period March 31, 2020 (commencement of operations) through April 30, 2020	For the year ended April 30, 2021 and the period March 31, 2020 (commencement of operations) through April 30, 2020
WCM Focused International Value Fund	For the period June 29, 2020 (commencement of operations) through April 30, 2021	For the period June 29, 2020 (commencement of operations) through April 30, 2021	For the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund	For the period March 30, 2021 (commencement of operations) through April 30, 2021	For the period March 30, 2021 (commencement of operations) through April 30, 2021	For the period March 30, 2021 (commencement of operations) through April 30, 2021

138

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
June 29, 2021

139

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, the Emerging Markets Fund, the Global Growth Fund, and the International Small Cap Growth Fund designates long-term capital gain dividends of $288,803,428, $9,619,505, $15,435,711 and $5,740,011, respectively, or amounts determined to be necessary, for the year ended April 30, 2021.

For the period ended April 30, 2021, 13.52%, 6.08%, 3.91%, 2.51%, 13.52%, and 27.54% of dividends paid from net investment income, including short-term capital gains from the Emerging Markets Fund, International Small Cap Growth Fund, Small Cap Growth Fund, China Quality Growth Fund, ESG Emerging Markets Fund, and the ESG International Fund, respectively, are designated as qualified dividend income.

For the period ended April 30, 2021, 3.82% of the dividends paid from net investment income, including short-term capital gains from the Small Cap Growth Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustee:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	11	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	11	361 Social Infrastructure Fund, a closed-end investment company, Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	11	361 Social Infrastructure Fund, a closed-end investment company.

140

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	11	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	11	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	11	361 Social Infrastructure Fund, a closed-end investment company.
Officer of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A

141

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016

Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).

			N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 55 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

142

 WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At a meeting held on December 8-9, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) for an initial two-year term with respect to the WCM Focused International Opportunities Fund (the “New Fund”), a new series of the Trust.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Investment Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

•	the WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

•	the WCM Focused Global Growth Fund (the “Focused Global Growth Fund”),

•	the WCM Focused International Growth Fund (the “Focused International Growth Fund”),

•	the WCM Focused Small Cap Fund (the “Focused Small Cap Fund”),

•	the WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”), and

•	the WCM Small Cap Growth Fund (the “Small Cap Growth Fund”).

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the New Fund and its shareholders. In renewing the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval and the renewal of the Advisory Agreement at its next in-person meeting.

WCM Focused International Opportunities Fund

Background

In advance of the meeting, the Board received information about the New Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the New Fund; information regarding the performance of a composite of accounts managed by the Investment Advisor using its Focused International Opportunities strategy (the “Composite”), which is the same strategy the Investment Advisor would use to manage the New Fund, for the one-year and since inception (October 31, 2018) periods ended October 30, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the New Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Foreign Small/Mid Growth fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

143

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Composite outperformed the MSCI ACWI ex USA SMID Cap Index over the one-year and since inception periods.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to the New Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the New Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the New Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the New Fund, and that the Investment Advisor would provide the New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the New Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the New Fund’s proposed annual investment advisory fee (gross of fee waivers) was the same as the Fund Universe median, but higher than the Peer Group median by 0.10%. The Trustees considered that the New Fund’s proposed advisory fee was the same as the standard fee that the Investment Advisor would charge institutional clients to manage separate accounts with similar objectives and policies as the New Fund. The Trustees also noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the New Fund were higher than the Peer Group and Fund Universe medians by 0.12% and 0.16%, respectively. The Trustees considered, however, the Investment Advisor’s assertion that many of the funds in the Peer Group and Fund Universe were part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the estimated assets of the New Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the New Fund.

144

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the New Fund in the New Fund’s first year of operations, taking into account estimated assets of $50 million. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee with respect to the New Fund during the first year of operations. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the expected profit of the Investment Advisor from its relationship with the New Fund was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the New Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the New Fund generally and any favorable publicity arising in connection with the New Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to the New Fund.

WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM Focused International Growth Fund, WCM Focused Small Cap Fund, WCM International Small Cap Growth Fund, and WCM Small Cap Growth Fund

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and its Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended September 30, 2020; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

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WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Focused Emerging Markets Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns.

•	The Focused Global Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and World Large Stock Fund Universe median returns and the MSCI All Country World Index returns.

•	The Focused International Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the returns of the MSCI All Country World Index ex-U.S. and the median returns of the Peer Group and Foreign Large Growth Fund Universe.

•	The Focused Small Cap Fund’s total return for the nine-month period was above the Peer Group and Small Value Fund Universe median returns and the Russell 2000 Value Index return.

•	The International Small Cap Growth Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns and the MSCI All Country World Index ex-U.S. returns.

•	The Small Cap Growth Fund’s total return for the nine-month period was above the Peer Group and Small Growth Fund Universe median returns and the Russell 2000 Growth Index return.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Diversified Emerging Markets Fund Universe median by 0.09%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

146

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.16%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Focused Global Growth Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.025%, and higher than the World Large Stock Fund Universe median by 0.10%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fee that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.07% and 0.15%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those of the Peer Group funds. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.1305% and 0.15%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s strategy is a high alpha, concentrated, benchmark-agnostic strategy that generally is more costly to manage than many other funds in the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

147

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.10% and 0.19%, respectively. The Trustees considered that a significant portion of the Fund’s high total expenses was attributable to the Fund’s relatively high advisory fee. The Trustees also noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

•	The Focused Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Value Fund Universe medians by 0.15% and 0.20%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but slightly above the Fund Universe median by 0.01%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Foreign Small/Mid Growth Fund Universe median, but higher than the Peer Group median by 0.10%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.10% and 0.16%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Growth Fund Universe medians by 0.13% and 0.15%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

148

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.25% and 0.26%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2020, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Focused Small Cap Fund and Small Cap Growth Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund, Focused Global Growth Fund, and International Small Cap Growth Fund; and had not realized a profit with respect to the Focused Small Cap Fund and Small Cap Growth Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Focused International Growth Fund, Focused Emerging Markets Fund, Focused Global Growth Fund, and International Small Cap Growth Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund, the Board noted that the Investment Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

149

WCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 8-9, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - April 1, 2020 through September 30, 2020

WCM Focused Global Growth Fund

WCM Focused Emerging Markets Fund

WCM International Small Cap Fund

WCM China Quality Growth Fund

WCM Focused ESG Emerging Markets Fund

WCM Focused ESG International Fund

WCM Focused Small Cap Fund

WCM Small Cap Growth Fund

WCM Focused International Growth Fund

Reporting Period – June 29, 2020 through September 30, 2020

WCM Focused International Value Fund1

The Board has appointed WCM Investment Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods from April 1, 2020 through September 30, 2020 and June 29, 2020 through September 30, 2020 (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

[1]	Inception date - June 29, 2020.

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WCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

151

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021, except for the International Opportunities Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from March 30, 2021 (commencement of operations) to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,245.50	$ 5.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.57	5.27
Institutional Class	Actual Performance	1,000.00	1,243.90	7.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.33	6.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
152

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2021 (Unaudited)

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,178.60	$ 8.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,180.30	6.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,220.60	$ 7.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.50
Institutional Class	Actual Performance	1,000.00	1,222.00	5.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/20	4/30/21	11/1/20 – 4/30/21
Actual Performance	$ 1,000.00	$ 1,314.20	$ 7.17
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

153

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2021 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,380.20	$ 8.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	1,383.00	7.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,421.40	$ 7.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26
Institutional Class	Actual Performance	1,000.00	1,423.40	6.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365. The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,214.80	$ 8.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,216.50	6.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

154

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2021 (Unaudited)

ESG Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,171.90	$ 8.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.38	7.48
Institutional Class	Actual Performance	1,000.00	1,174.20	6.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

ESG International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,222.70	$ 8.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.37	7.49
Institutional Class	Actual Performance	1,000.00	1,223.70	6.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,340.20	$ 8.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	1,340.90	7.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

155

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2021 (Unaudited)

International Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		3/30/21^	4/30/21	3/30/21^ – 4/30/21
Investor Class	Actual Performance*	$ 1,000.00	$ 1,085.00	$ 1.14
		11/1/20	4/20/21	11/1/20 – 4/30/21
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.62	6.23
Institutional Class	Actual Performance*	1,000.00	1,086.00	1.37
		11/1/20	4/20/21	11/1/20 – 4/30/21
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.37	7.49

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
156

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WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund – Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund – Institutional Class	WCMCX	46143U 807
WCM Focused ESG Emerging Markets Fund – Investor Class	WCMUX	46143U 864
WCM Focused ESG Emerging Markets Fund – Institutional Class	WCMDX	46143U 856
WCM Focused ESG International Fund – Investor Class	WESGX	46143U 880
WCM Focused ESG International Fund – Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund – Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund – Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2021	FYE 04/30/2020
Audit Fees	$ 168,600	$ 125,100
Audit-Related Fees	N/A	N/A
Tax Fees	$ 30,800	$ 25,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2021	FYE 04/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 04/30/2021	FYE 04/30/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/2021